NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Equity and Income Fund - Class A (VKEIA)
25,296 shares (cost $229,555)	$269,660
Growth and Income Fund - Class A (VKGIA)
46,620 shares (cost $829,396)	1,259,679
Invesco Mid Cap Growth Fund - Class A (VKGA)
132,003 shares (cost $4,420,898)	4,943,501
Aberdeen Small Cap Fund - Class A (PRSCA)
70,668 shares (cost $931,895)	1,637,386
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
55,832 shares (cost $580,498)	564,460
U.S. Equity Fund - Institutional Service Class (ADUES)
129,112 shares (cost $1,151,201)	1,724,933
American Century International Growth Fund - Class A (TCIGA)
7,651 shares (cost $72,288)	105,284
American Century International Growth Fund - Investor Class (TCIGR)
40,607 shares (cost $392,611)	554,686
Growth Fund - Investor Class (TCG)
185,970 shares (cost $4,437,534)	6,073,766
Income & Growth Fund - Class A (ACIGA)
48,214 shares (cost $1,314,144)	1,745,840
Income & Growth Fund - Investor Class (IGF)
90,547 shares (cost $2,503,233)	3,281,441
Short-Term Government Fund - Investor Class (BSTG)
156,362 shares (cost $1,526,275)	1,508,893
Ultra(R) Fund - Investor Class (TCUL)
210,530 shares (cost $5,331,762)	7,193,821
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
231,635 shares (cost $962,896)	1,007,612
Appreciation Fund, Inc. (DAF)
57,225 shares (cost $2,218,095)	3,000,299
Balanced Opportunity Fund - Class Z (DPBOZ)
39,926 shares (cost $649,587)	848,427
Dreyfus S&P 500 Index Fund (DSPI)
241,014 shares (cost $8,825,153)	11,773,529
Intermediate Term Income Fund - Class A (DPITIA)
99,574 shares (cost $1,277,673)	1,355,196
Opportunistic Small Cap Fund (DROSC)
3,510 shares (cost $124,293)	125,789
Third Century Fund, Inc. - Class Z (DTC)
45,686 shares (cost $427,548)	650,109
Bond Fund - Class F Shares (FBDF)
210,181 shares (cost $1,948,515)	1,963,091
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2,352 shares (cost $43,001)	56,177
High Yield Trust (FHYT)
543,139 shares (cost $3,361,879)	3,677,051
Intermediate Corporate Bond Fund - Service Shares (FIIF)
43,909 shares (cost $440,952)	416,257
Advisor Balanced Fund - Class A (FABA)
6,197 shares (cost $89,376)	116,496
Advisor Balanced Fund - Class T (FAB)
78,168 shares (cost $1,230,190)	1,482,856
Advisor Equity Growth Fund - Class A (FAEGA)
9,377 shares (cost $468,015)	781,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Advisor Equity Income Fund - Class A (FAEIA)
64,832 shares (cost $1,530,591)	$2,073,981
Advisor Equity Income Fund - Class T (FAEI)
55,060 shares (cost $1,381,298)	1,789,988
Advisor Growth Opportunities Fund - Class A (FAGOA)
10,310 shares (cost $307,863)	582,723
Advisor Growth Opportunities Fund - Class T (FAGO)
44,333 shares (cost $1,627,996)	2,512,346
Advisor High Income Advantage Fund - Class T (FAHY)
62,130 shares (cost $568,776)	670,388
Advisor Overseas Fund - Class A (FAOA)
253 shares (cost $5,086)	5,718
Asset Manager 50% (FAM)
93,003 shares (cost $1,432,393)	1,632,200
Balance Sheet Investment Fund - Class A (FRBSI)
37,165 shares (cost $1,540,129)	1,908,794
Foreign Fund - Class A (TFF)
157,830 shares (cost $764,285)	1,311,569
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
173,265 shares (cost $3,870,805)	4,872,207
Small-Mid Cap Growth Fund - Class A (FSCG)
27,867 shares (cost $885,669)	1,142,558
Real Estate Fund - Class A (AREA)
39,878 shares (cost $926,947)	864,565
Small Cap Growth Fund - Investor Class (ASCGI)
12,202 shares (cost $349,063)	499,908
Janus Balanced Fund - Class S (JBS)
43,450 shares (cost $1,132,388)	1,301,760
Class T (JF)
97,564 shares (cost $2,348,283)	4,008,897
Janus Overseas Fund - Class S (JOS)
5,051 shares (cost $202,967)	185,532
Janus Twenty Fund - Class T (JTF)
260,431 shares (cost $14,440,694)	16,532,185
Global Research Fund - Class T (JWF)
35,256 shares (cost $1,315,937)	2,113,979
Global Research Fund - Class S (JWS)
4,548 shares (cost $169,163)	276,999
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
180,157 shares (cost $2,280,290)	2,776,219
MFS Strategic Income Fund - Class A (MSI)
219,510 shares (cost $1,421,630)	1,468,520
Bond Fund - Institutional Service Class (NBF)
133,230 shares (cost $1,281,838)	1,304,320
Bond Index Fund - Class A (NBIXA)
33,564 shares (cost $387,604)	368,873
Fund - Class A (NFA)
58,991 shares (cost $854,690)	1,169,794
Nationwide Fund - Institutional Service Class (NF)
138,103 shares (cost $1,696,430)	2,699,913
Government Bond Fund - Institutional Service Class (NGBF)
246,549 shares (cost $2,611,918)	2,460,558
Nationwide Growth Fund - Institutional Class (NGF)
29,755 shares (cost $199,794)	349,626
International Index Fund - Class A (NIIXA)
529 shares (cost $3,384)	4,496
Investor Destinations Aggressive Fund - Service Class (IDAS)
131,240 shares (cost $972,195)	1,462,012
Investor Destinations Conservative Fund - Service Class (IDCS)
80,885 shares (cost $823,243)	815,320

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Investor Destinations Moderate Fund - Service Class (IDMS)
392,557 shares (cost $3,628,793)	$4,302,421
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
348,694 shares (cost $3,010,113)	3,954,192
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
104,911 shares (cost $1,017,901)	1,095,269
Mid Cap Market Index Fund - Class A (NMCIXA)
55,781 shares (cost $761,506)	1,031,388
Money Market Fund - Prime Shares (MMF)
7,817,604 shares (cost $7,817,604)	7,817,604
Money Market Fund - Service Class (MMFR)
3,718,435 shares (cost $3,718,435)	3,718,435
Nationwide Growth Fund - Class A (NGFA)
47,505 shares (cost $428,012)	539,662
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
131,369 shares (cost $1,208,846)	1,644,745
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
35,491 shares (cost $373,277)	374,430
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
221,038 shares (cost $2,381,479)	2,855,808
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
233,924 shares (cost $2,333,821)	3,143,933
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
82,180 shares (cost $858,385)	968,903
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
15,370 shares (cost $155,427)	185,050
S&P 500 Index Fund - Service Class (NIXR)
235,563 shares (cost $2,417,236)	3,316,722
Small Cap Index Fund - Class A (NSCIXA)
36,543 shares (cost $356,496)	564,953
Templeton NVIT International Value Fund - Class III (NVTIV3)
17,426 shares (cost $221,121)	248,674
Genesis Fund - Trust Class (NBGST)
152,354 shares (cost $7,016,321)	9,834,437
Guardian Fund - Investor Class (NBGF)
86,265 shares (cost $1,304,251)	1,672,671
Guardian Fund - Trust Class (NBGT)
13,047 shares (cost $165,487)	188,403
Large Cap Value Fund: Investor Class (PF)
107,752 shares (cost $2,933,535)	3,370,483
Large Cap Value Fund: Trust Class (NBPT)
10,062 shares (cost $221,566)	228,012
Short Duration Bond Fund - Investor Class (NLMB)
81,572 shares (cost $639,169)	649,315
Socially Responsive Fund - Trust Class (NBSRT)
65,233 shares (cost $1,104,932)	1,495,132
Capital Appreciation Fund- Class A (OCAF)
18,691 shares (cost $719,784)	1,119,018
Global Fund- Class A (OGF)
58,450 shares (cost $3,454,091)	4,604,687
Global Strategic Income Fund - Class A (OSI)
271,644 shares (cost $1,175,306)	1,121,888
PIMCO Total Return Fund - Class A (PMTRA)
243,547 shares (cost $2,725,883)	2,603,521
VP International Fund - Class IV (ACVI4)
144,570 shares (cost $1,151,945)	1,551,234
Capital & Income Fund (FCI)
38,350 shares (cost $320,597)	378,126

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNER’S EQUITY

December 31, 2013

Equity-Income Fund (FEI)
105,851 shares (cost $5,288,346)	$6,213,430
High Income Portfolio - Initial Class (FHIP)
454 shares (cost $2,524)	2,634
Magellan(R) Fund (FMG)
82,659 shares (cost $7,188,909)	7,635,247
Puritan Fund (FPR)
276,369 shares (cost $5,192,316)	5,867,314
VIP Overseas Portfolio - Service Class 2 R (FO2R)
105,438 shares (cost $1,649,163)	2,136,177
Templeton Foreign Securities Fund - Class 3 (TIF3)
167,375 shares (cost $2,281,350)	2,875,510
Global Securities Fund/VA - Class 4 (OVGS4)
139,170 shares (cost $3,707,780)	5,644,754
Voyager Fund - Class A (PVF)
8,091 shares (cost $186,174)	254,392
Putnam International Equity Fund - Class A (PUIGA)
215 shares (cost $4,858)	5,264
Virtus Balanced Fund: Class A (PBF)
57,905 shares (cost $791,562)	879,571
Advisors Small Cap Fund - Class A (WRASCA)
48,641 shares (cost $755,547)	859,494
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)
110,150 shares (cost $2,113,674)	2,740,528
Advantage Funds - Enterprise Fund - Investor Class (SE)
5,113 shares (cost $178,123)	247,692
Advantage Growth Fund - Investor Class (SGR)
25,681 shares (cost $985,357)	1,311,541
Advantage - Large Cap Core - Investor Class (WFLCCI)
7,673 shares (cost $86,894)	103,045
Advantage Large Cap Growth Fund - Investor Class (STR)
51,017 shares (cost $1,478,430)	2,253,420
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
60,736 shares (cost $706,982)	816,294

Total Investments	$221,709,590

Accounts Receivable-Advisor Overseas Fund - Class A (FAOA)	11
Accounts Receivable-International Index Fund - Class A (NIIXA)	6
Accounts Receivable-Putnam International Equity Fund - Class A (PUIGA)	5

Other Accounts Payable	(1,357)
Accounts Payable-Invesco Mid Cap Growth Fund - Class A (VKGA)	(7,858)
Accounts Payable-High Income Portfolio - Initial Class (FHIP)	(4)

$221,700,393

Contract Owners’ Equity:
Accumulation units	221,699,012
Contracts in payout (annuitization) period (note 1f)	1,381

Total Contract Owners’ Equity (note 5)	$221,700,393

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Reinvested dividends	$2,587,896	5,181	15,299	-	-	8,099	16,659	999
Mortality and expense risk charges (note 2)	(2,669,498)	(3,561)	(13,996)	(30,496)	(18,446)	(8,244)	(20,467)	(1,218)

Net investment income (loss)	(81,602)	1,620	1,303	(30,496)	(18,446)	(145)	(3,808)	(219)

Realized gain (loss) on investments	6,015,779	9,810	54,347	225,562	50,117	3,540	42,924	5,917
Change in unrealized gain (loss) on investments	26,544,727	30,973	248,352	412,413	456,239	(35,757)	308,366	12,149

Net gain (loss) on investments	32,560,506	40,783	302,699	637,975	506,356	(32,217)	351,290	18,066

Reinvested capital gains	9,641,312	13,933	28,130	116,245	-	-	11,831	2,071

Net increase (decrease) in contract owners’ equity resulting from operations	$42,120,216	56,336	332,132	723,724	487,910	(32,362)	359,313	19,918

Investment Activity:	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Reinvested dividends	$7,934	21,125	32,686	65,731	3,797	20,879	66,937	49,852
Mortality and expense risk charges (note 2)	(6,898)	(76,477)	(19,576)	(37,737)	(21,961)	(83,213)	(13,449)	(36,526)

Net investment income (loss)	1,036	(55,352)	13,110	27,994	(18,164)	(62,334)	53,488	13,326

Realized gain (loss) on investments	45,091	639,727	(12,721)	(6,287)	3,975	34,169	3,567	41,843
Change in unrealized gain (loss) on investments	46,110	517,249	481,788	809,118	(15,312)	1,728,628	13,106	467,577

Net gain (loss) on investments	91,201	1,156,976	469,067	802,831	(11,337)	1,762,797	16,673	509,420

Reinvested capital gains	10,985	336,803	-	-	-	269,899	1,152	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,222	1,438,427	482,177	830,825	(29,501)	1,970,362	71,313	522,746

				(Continued)

NATIONWIDE VARIABLE ACCOUNT STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT
Reinvested dividends	$8,080	172,321	34,413	-	7,358	92,955	691	185,865
Mortality and expense risk charges (note 2)	(10,296)	(138,024)	(19,061)	(759)	(7,736)	(27,101)	(576)	(41,338)

Net investment income (loss)	(2,216)	34,297	15,352	(759)	(378)	65,854	115	144,527

Realized gain (loss) on investments	16,065	207,503	22,214	7,909	47,001	95,411	3,432	76,651
Change in unrealized gain (loss) on investments	121,368	2,276,144	(78,853)	(275)	105,891	(173,354)	7,131	144,659

Net gain (loss) on investments	137,433	2,483,647	(56,639)	7,634	152,892	(77,943)	10,563	221,310

Reinvested capital gains	10,879	236,455	1,953	13,659	16,088	-	2,380	-

Net increase (decrease) in contract owners’ equity resulting from operations	$146,096	2,754,399	(39,334)	20,534	168,602	(12,089)	13,058	365,837

Investment Activity:	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO
Reinvested dividends	$19,639	1,320	11,822	-	38,739	29,803	-	-
Mortality and expense risk charges (note 2)	(6,214)	(1,546)	(17,927)	(8,565)	(25,106)	(23,158)	(6,385)	(28,641)

Net investment income (loss)	13,425	(226)	(6,105)	(8,565)	13,633	6,645	(6,385)	(28,641)

Realized gain (loss) on investments	4,088	1,329	6,954	6,483	(13,375)	(25,422)	24,726	83,146
Change in unrealized gain (loss) on investments	(38,769)	15,411	172,812	205,866	453,098	423,276	136,603	590,924

Net gain (loss) on investments	(34,681)	16,740	179,766	212,349	439,723	397,854	161,329	674,070

Reinvested capital gains	22,468	4,718	57,952	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,212	21,232	231,613	203,784	453,356	404,499	154,944	645,429

						(Continued)

NATIONWIDE VARIABLE ACCOUNT STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA
Reinvested dividends	$31,003	45	24,158	21,497	17,047	62,884	-	10,830
Mortality and expense risk charges (note 2)	(8,812)	(58)	(22,676)	(23,487)	(15,589)	(58,032)	(12,433)	(12,345)

Net investment income (loss)	22,191	(13)	1,482	(1,990)	1,458	4,852	(12,433)	(1,515)

Realized gain (loss) on investments	(1,251)	98	23,548	(59,958)	(3,863)	(30,507)	9,014	37,217
Change in unrealized gain (loss) on investments	28,831	1,416	89,029	441,365	237,678	1,086,994	188,856	(127,383)

Net gain (loss) on investments	27,580	1,514	112,577	381,407	233,815	1,056,487	197,870	(90,166)

Reinvested capital gains	7,241	20	88,174	175,945	45,329	-	140,625	101,789

Net increase (decrease) in contract owners’ equity resulting from operations	$57,012	1,521	202,233	555,362	280,602	1,061,339	326,062	10,108

Investment Activity:	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC
Reinvested dividends	$231	18,096	11,982	6,405	100,512	9,861	557	1,939
Mortality and expense risk charges (note 2)	(4,890)	(14,744)	(46,743)	(2,390)	(191,582)	(25,934)	(3,154)	(31,797)

Net investment income (loss)	(4,659)	3,352	(34,761)	4,015	(91,070)	(16,073)	(2,597)	(29,858)

Realized gain (loss) on investments	6,910	62,799	195,386	(49,775)	1,054,448	47,113	14,422	119,185
Change in unrealized gain (loss) on investments	111,755	108,868	723,051	66,430	(468,963)	426,117	46,711	285,021

Net gain (loss) on investments	118,665	171,667	918,437	16,655	585,485	473,230	61,133	404,206

Reinvested capital gains	25,074	35,947	18,702	-	3,579,542	-	-	323,507

Net increase (decrease) in contract owners’ equity resulting from operations	$139,080	210,966	902,378	20,670	4,073,957	457,157	58,536	697,855

	(Continued)

NATIONWIDE VARIABLE ACCOUNT STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA
Reinvested dividends	$65,582	45,762	8,575	10,763	30,724	33,737	1,551	109
Mortality and expense risk charges (note 2)	(19,016)	(17,935)	(5,006)	(14,095)	(32,292)	(38,556)	(4,064)	(53)

Net investment income (loss)	46,566	27,827	3,569	(3,332)	(1,568)	(4,819)	(2,513)	56

Realized gain (loss) on investments	41,300	8,311	(147)	33,308	10,760	(94,859)	28,295	(662)
Change in unrealized gain (loss) on investments	(88,353)	(65,198)	(26,196)	249,066	613,317	(49,784)	28,004	1,538

Net gain (loss) on investments	(47,053)	(56,887)	(26,343)	282,374	624,077	(144,643)	56,299	876

Reinvested capital gains	-	5,800	6,376	-	-	-	30,084	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(487)	(23,260)	(16,398)	279,042	622,509	(149,462)	83,870	932

Investment Activity:	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$22,844	12,693	68,057	62,456	18,668	7,169	-	-
Mortality and expense risk charges (note 2)	(18,420)	(10,228)	(56,957)	(46,259)	(16,360)	(11,426)	(108,624)	(44,111)

Net investment income (loss)	4,424	2,465	11,100	16,197	2,308	(4,257)	(108,624)	(44,111)

Realized gain (loss) on investments	3,468	17,534	(63,761)	(25,874)	85,332	77,316	-	-
Change in unrealized gain (loss) on investments	286,055	(36,765)	517,556	609,451	(61,004)	133,297	-	-

Net gain (loss) on investments	289,523	(19,231)	453,795	583,577	24,328	210,613	-	-

Reinvested capital gains	19,154	40,064	132,450	81,956	73,826	42,337	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$313,101	23,298	597,345	681,730	100,462	248,693	(108,624)	(44,111)

(Continued)

NATIONWIDE VARIABLE ACCOUNT STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$953	24,412	6,647	45,806	49,167	16,213	1,388	47,810
Mortality and expense risk charges (note 2)	(5,999)	(18,487)	(5,270)	(34,150)	(38,322)	(12,189)	(1,688)	(37,220)

Net investment income (loss)	(5,046)	5,925	1,377	11,656	10,845	4,024	(300)	10,590

Realized gain (loss) on investments	31,865	43,181	8,713	67,683	157,456	27,584	1,745	126,530
Change in unrealized gain (loss) on investments	47,295	273,780	(2,209)	284,027	379,533	37,624	23,068	396,403

Net gain (loss) on investments	79,160	316,961	6,504	351,710	536,989	65,208	24,813	522,933

Reinvested capital gains	46,796	-	5,725	-	-	11,490	-	230,933

Net increase (decrease) in contract owners’ equity resulting from operations	$120,910	322,886	13,606	363,366	547,834	80,722	24,513	764,456

Investment Activity:	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB
Reinvested dividends	$4,557	4,068	27,357	8,151	981	38,206	2,971	9,323
Mortality and expense risk charges (note 2)	(6,278)	(1,935)	(113,912)	(20,320)	(2,182)	(39,251)	(2,334)	(8,053)

Net investment income (loss)	(1,721)	2,133	(86,555)	(12,169)	(1,201)	(1,045)	637	1,270

Realized gain (loss) on investments	35,706	(1,702)	243,128	5,405	619	18,091	657	(4,190)
Change in unrealized gain (loss) on investments	94,675	26,196	1,926,486	342,464	37,098	300,535	9,942	(1,076)

Net gain (loss) on investments	130,381	24,494	2,169,614	347,869	37,717	318,626	10,599	(5,266)

Reinvested capital gains	30,851	1,774	644,920	149,436	21,835	458,049	40,531	-

Net increase (decrease) in contract owners’ equity resulting from operations	$159,511	28,401	2,727,979	485,136	58,351	775,630	51,767	(3,996)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI
Reinvested dividends	$14,337	413	34,806	63,737	58,723	23,697	19,566	137,553
Mortality and expense risk charges (note 2)	(15,181)	(11,924)	(55,901)	(14,199)	(35,020)	(18,980)	(5,200)	(76,772)

Net investment income (loss)	(844)	(11,511)	(21,095)	49,538	23,703	4,717	14,366	60,781

Realized gain (loss) on investments	41,532	3,413	161,179	26,601	(20,114)	(14,184)	30,691	25,985
Change in unrealized gain (loss) on investments	210,881	210,668	711,278	(96,646)	(125,463)	286,783	(15,431)	1,247,438

Net gain (loss) on investments	252,413	214,081	872,457	(70,045)	(145,577)	272,599	15,260	1,273,423

Reinvested capital gains	127,589	45,685	130,066	-	17,458	-	2,397	-

Net increase (decrease) in contract owners’ equity resulting from operations	$379,158	248,255	981,428	(20,507)	(104,416)	277,316	32,023	1,334,204

Investment Activity:	FHIP	FMG	FPR	FO2R	TIF3	OVGS4	PVF	PUIGA
Reinvested dividends	$170	53,060	86,493	21,935	61,873	60,876	2,151	37
Mortality and expense risk charges (note 2)	(62)	(90,595)	(71,046)	(22,365)	(35,067)	(65,267)	(2,734)	(65)

Net investment income (loss)	108	(37,535)	15,447	(430)	26,806	(4,391)	(583)	(28)

Realized gain (loss) on investments	744	(91,759)	44,930	87,243	266,528	(14,983)	16,784	1
Change in unrealized gain (loss) on investments	(569)	1,671,869	441,549	346,912	257,858	1,186,248	68,879	1,119

Net gain (loss) on investments	175	1,580,110	486,479	434,155	524,386	1,171,265	85,663	1,120

Reinvested capital gains	-	459,507	434,123	7,144	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$283	2,002,082	936,049	440,869	551,192	1,166,874	85,080	1,092

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI
Reinvested dividends	$14,337	413	34,806	63,737	58,723	23,697	19,566	137,553
Mortality and expense risk charges (note 2)	(15,181)	(11,924)	(55,901)	(14,199)	(35,020)	(18,980)	(5,200)	(76,772)

Net investment income (loss)	(844)	(11,511)	(21,095)	49,538	23,703	4,717	14,366	60,781

Realized gain (loss) on investments	41,532	3,413	161,179	26,601	(20,114)	(14,184)	30,691	25,985
Change in unrealized gain (loss) on investments	210,881	210,668	711,278	(96,646)	(125,463)	286,783	(15,431)	1,247,438

Net gain (loss) on investments	252,413	214,081	872,457	(70,045)	(145,577)	272,599	15,260	1,273,423

Reinvested capital gains	127,589	45,685	130,066	-	17,458	-	2,397	-

Net increase (decrease) in contract owners’ equity resulting from operations	$379,158	248,255	981,428	(20,507)	(104,416)	277,316	32,023	1,334,204

Investment Activity:	FHIP	FMG	FPR	FO2R	TIF3	OVGS4	PVF	PUIGA
Reinvested dividends	$170	53,060	86,493	21,935	61,873	60,876	2,151	37
Mortality and expense risk charges (note 2)	(62)	(90,595)	(71,046)	(22,365)	(35,067)	(65,267)	(2,734)	(65)

Net investment income (loss)	108	(37,535)	15,447	(430)	26,806	(4,391)	(583)	(28)

Realized gain (loss) on investments	744	(91,759)	44,930	87,243	266,528	(14,983)	16,784	1
Change in unrealized gain (loss) on investments	(569)	1,671,869	441,549	346,912	257,858	1,186,248	68,879	1,119

Net gain (loss) on investments	175	1,580,110	486,479	434,155	524,386	1,171,265	85,663	1,120

Reinvested capital gains	-	459,507	434,123	7,144	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$283	2,002,082	936,049	440,869	551,192	1,166,874	85,080	1,092

(Continued)

NATIONWIDE VARIABLE ACCOUNT STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	PBF	WRASCA	SCS	SE	SGR	WFLCCI	STR	WFAIVD
Reinvested dividends	$17,733	-	-	-	-	512	-	5,210
Mortality and expense risk charges (note 2)	(12,217)	(8,381)	(32,349)	(2,353)	(13,706)	(743)	(24,950)	(8,254)

Net investment income (loss)	5,516	(8,381)	(32,349)	(2,353)	(13,706)	(231)	(24,950)	(3,044)

Realized gain (loss) on investments	26,907	35,288	94,526	3,751	116,680	12,208	77,441	4,500
Change in unrealized gain (loss) on investments	2,766	109,606	343,590	42,126	169,337	8,478	421,678	109,312

Net gain (loss) on investments	29,673	144,894	438,116	45,877	286,017	20,686	499,119	113,812

Reinvested capital gains	83,437	108,783	211,178	19,680	43,663	-	68,775	26,745

Net increase (decrease) in contract owners’ equity resulting from operations	$118,626	245,296	616,945	63,204	315,974	20,455	542,944	137,513

Investment Activity:	WFEVAD	IDF
Reinvested dividends	$2,249	10,834
Mortality and expense risk charges (note 2)	(1,497)	(24,314)

Net investment income (loss)	752	(13,480)

Realized gain (loss) on investments	51,370	1,015,243
Change in unrealized gain (loss) on investments	(87,947)	(353,124)

Net gain (loss) on investments	(36,577)	662,119

Reinvested capital gains	81,199	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45,374	648,639

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		VKEIA		VKGIA		VKGA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(81,602)	390,366	1,620	1,846	1,303	4,901	(30,496)	(8,559)
Realized gain (loss) on investments	6,015,779	279,153	9,810	(18)	54,347	(71,131)	225,562	68,253
Change in unrealized gain (loss) on investments	26,544,727	20,575,074	30,973	16,143	248,352	227,547	412,413	15,751
Reinvested capital gains	9,641,312	1,766,527	13,933	-	28,130	-	116,245	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,120,216	23,011,120	56,336	17,971	332,132	161,317	723,724	75,445

Equity transactions:
Purchase payments received from contract owners (note 3)	10,223,527	10,484,322	20,204	7,987	55,020	42,963	50,111	8,546
Transfers between funds	-	-	11,413	132,874	(90,276)	(54,269)	3,715,225	(18,981)
Redemptions (note 3)	(29,845,258)	(29,725,893)	(64,822)	(5,261)	(142,428)	(398,008)	(245,985)	(135,641)
Annuity benefits	(342)	(280)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(171,833)	(182,728)	-	-	-	-	(1,498)	-
Contingent deferred sales charges (note 2)	(29,720)	(34,979)	-	-	(384)	(437)	(115)	(291)
Adjustments to maintain reserves	2,949	(3,231)	(15)	(3)	(27)	(41)	5,492	(34)

Net equity transactions	(19,820,677)	(19,462,789)	(33,220)	135,597	(178,095)	(409,792)	3,523,230	(146,401)

Net change in contract owners’ equity	22,299,539	3,548,331	23,116	153,568	154,037	(248,475)	4,246,954	(70,956)
Contract owners’ equity beginning of period	199,400,854	195,852,523	246,545	92,977	1,105,642	1,354,117	688,689	759,645

Contract owners’ equity end of period	$221,700,393	199,400,854	269,661	246,545	1,259,679	1,105,642	4,935,643	688,689

CHANGES IN UNITS:
Beginning units	10,263,240	11,451,764	23,806	9,998	62,426	86,270	30,739	37,463
Units purchased	1,529,613	1,880,679	2,887	14,429	8,674	5,405	151,083	1,978
Units redeemed	(2,574,683)	(3,069,203)	(5,581)	(621)	(17,207)	(29,249)	(16,748)	(8,702)

Ending units	9,218,170	10,263,240	21,112	23,806	53,893	62,426	165,074	30,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PRSCA		ADGFIS		ADUES		TCIGA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(18,446)	(17,597)	(145)	(1,463)	(3,808)	(3,980)	(219)	273
Realized gain (loss) on investments	50,117	(12,943)	3,540	10,546	42,924	44,666	5,917	3,374
Change in unrealized gain (loss) on investments	456,239	190,490	(35,757)	15,778	308,366	164,878	12,149	14,082
Reinvested capital gains	-	-	-	-	11,831	-	2,071	-

Net increase (decrease) in contract owners’ equity resulting from operations	487,910	159,950	(32,362)	24,861	359,313	205,564	19,918	17,729

Equity transactions:
Purchase payments received from contract owners (note 3)	41,461	49,173	30,630	88,381	49,420	46,409	-	-
Transfers between funds	68,468	(51,539)	(100,018)	(43,815)	49,794	(79,644)	-	-
Redemptions (note 3)	(230,005)	(243,530)	(84,163)	(93,101)	(152,243)	(210,633)	(13,943)	(12,761)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,147)	(1,327)	(687)	(839)	(1,626)	(1,779)	-	-
Contingent deferred sales charges (note 2)	(37)	(30)	-	-	(1)	(59)	-	(3)
Adjustments to maintain reserves	(14)	(30)	(5)	(19)	(8)	(14)	(13)	(10)

Net equity transactions	(121,274)	(247,283)	(154,243)	(49,393)	(54,664)	(245,720)	(13,956)	(12,774)

Net change in contract owners’ equity	366,636	(87,333)	(186,605)	(24,532)	304,649	(40,156)	5,962	4,955
Contract owners’ equity beginning of period	1,270,753	1,358,086	751,061	775,593	1,420,282	1,460,438	99,315	94,360

Contract owners’ equity end of period	$1,637,389	1,270,753	564,456	751,061	1,724,931	1,420,282	105,277	99,315

CHANGES IN UNITS:
Beginning units	54,658	65,597	64,761	69,098	115,225	136,054	10,666	12,184
Units purchased	4,402	2,858	3,606	10,971	7,589	3,997	-	-
Units redeemed	(9,010)	(13,797)	(17,494)	(15,308)	(11,740)	(24,826)	(1,317)	(1,518)

Ending units	50,050	54,658	50,873	64,761	111,074	115,225	9,349	10,666

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TCIGR		TCG		ACIGA		IGF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,036	2,795	(55,352)	(24,819)	13,110	10,230	27,994	19,739
Realized gain (loss) on investments	45,091	29,688	639,727	354,092	(12,721)	(36,249)	(6,287)	(95,073)
Change in unrealized gain (loss) on investments	46,110	77,143	517,249	165,201	481,788	208,632	809,118	394,582
Reinvested capital gains	10,985	-	336,803	174,388	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,222	109,626	1,438,427	668,862	482,177	182,613	830,825	319,248

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	158,988	202,939	33,149	39,673	124,105	118,011
Transfers between funds	-	(11,292)	(13,492)	(117,249)	(50,358)	46,493	163,942	(71,934)
Redemptions (note 3)	(137,830)	(101,585)	(1,098,212)	(676,969)	(263,755)	(148,452)	(292,233)	(443,410)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(801)	(907)	(5,612)	(5,956)	-	-	(4,027)	(4,326)
Contingent deferred sales charges (note 2)	-	-	(210)	(440)	(150)	(413)	(179)	(167)
Adjustments to maintain reserves	(12)	7	(39)	(71)	(32)	(47)	(14)	1

Net equity transactions	(138,643)	(113,777)	(958,577)	(597,746)	(281,146)	(62,746)	(8,406)	(401,825)

Net change in contract owners’ equity	(35,421)	(4,151)	479,850	71,116	201,031	119,867	822,419	(82,577)
Contract owners’ equity beginning of period	590,110	594,261	5,593,908	5,522,792	1,544,799	1,424,932	2,459,020	2,541,597

Contract owners’ equity end of period	$554,689	590,110	6,073,758	5,593,908	1,745,830	1,544,799	3,281,439	2,459,020

CHANGES IN UNITS:
Beginning units	21,618	26,185	144,835	171,700	149,912	156,001	115,520	134,955
Units purchased	-	-	9,496	10,678	6,691	11,028	13,331	12,029
Units redeemed	(4,873)	(4,567)	(19,771)	(37,543)	(30,079)	(17,117)	(13,776)	(31,464)

Ending units	16,745	21,618	134,560	144,835	126,524	149,912	115,075	115,520

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	BSTG		TCUL		DWHYOI		DAF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(18,164)	(18,353)	(62,334)	(50,276)	53,488	51,501	13,326	10,720
Realized gain (loss) on investments	3,975	7,475	34,169	(111,580)	3,567	5,248	41,843	47,246
Change in unrealized gain (loss) on investments	(15,312)	(19,733)	1,728,628	908,674	13,106	64,253	467,577	185,136
Reinvested capital gains	-	11,619	269,899	-	1,152	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(29,501)	(18,992)	1,970,362	746,818	71,313	121,002	522,746	243,102

Equity transactions:
Purchase payments received from contract owners (note 3)	70,270	93,881	160,917	185,131	70,655	80,055	136,633	160,655
Transfers between funds	(78,624)	39,278	(129,814)	(145,591)	(24,756)	199,702	(138,444)	(12,209)
Redemptions (note 3)	(499,942)	(187,674)	(753,487)	(832,190)	(74,575)	(108,485)	(282,690)	(413,153)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,316)	(1,573)	(7,108)	(7,758)	(962)	(924)	(1,931)	(1,953)
Contingent deferred sales charges (note 2)	(284)	(40)	(399)	(170)	(10)	(74)	(241)	(176)
Adjustments to maintain reserves	(60)	41	(51)	(68)	(11)	5	(52)	(50)

Net equity transactions	(509,956)	(56,087)	(729,942)	(800,646)	(29,659)	170,279	(286,725)	(266,886)

Net change in contract owners’ equity	(539,457)	(75,079)	1,240,420	(53,828)	41,654	291,281	236,021	(23,784)
Contract owners’ equity beginning of period	2,048,340	2,123,419	5,953,373	6,007,201	965,740	674,459	2,764,269	2,788,053

Contract owners’ equity end of period	$1,508,883	2,048,340	7,193,793	5,953,373	1,007,394	965,740	3,000,290	2,764,269

CHANGES IN UNITS:
Beginning units	108,398	110,359	328,206	376,005	53,365	43,302	201,744	221,462
Units purchased	14,621	18,673	18,705	14,443	16,048	22,347	17,917	33,645
Units redeemed	(45,188)	(20,634)	(54,188)	(62,242)	(17,714)	(12,284)	(40,832)	(53,363)

Ending units	77,831	108,398	292,723	328,206	51,699	53,365	178,829	201,744

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DPBOZ		DSPI		DPITIA		DROSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,216)	(488)	34,297	44,303	15,352	16,337	(759)	(178)
Realized gain (loss) on investments	16,065	(19,500)	207,503	179,486	22,214	49,214	7,909	529
Change in unrealized gain (loss) on investments	121,368	106,022	2,276,144	874,586	(78,853)	9,950	(275)	1,435
Reinvested capital gains	10,879	-	236,455	129,864	1,953	14,106	13,659	-

Net increase (decrease) in contract owners’ equity resulting from operations	146,096	86,034	2,754,399	1,228,239	(39,334)	89,607	20,534	1,786

Equity transactions:
Purchase payments received from contract owners (note 3)	29,487	36,711	523,462	535,107	43,134	91,484	1,220	-
Transfers between funds	14,325	21,813	85,954	(513,098)	(5,267)	152,581	101,845	11,584
Redemptions (note 3)	(107,509)	(138,261)	(939,733)	(1,028,422)	(156,218)	(357,061)	(17,857)	(1,055)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(614)	(744)	(12,372)	(13,055)	(1,356)	(1,468)	-	-
Contingent deferred sales charges (note 2)	(52)	(61)	(288)	(362)	(7)	(599)	(135)	-
Adjustments to maintain reserves	(34)	(48)	(20)	(13)	(12)	(70)	(5)	(2)

Net equity transactions	(64,397)	(80,590)	(342,997)	(1,019,843)	(119,726)	(115,133)	85,068	10,527

Net change in contract owners’ equity	81,699	5,444	2,411,402	208,396	(159,060)	(25,526)	105,602	12,313
Contract owners’ equity beginning of period	766,707	761,263	9,362,126	9,153,730	1,514,251	1,539,777	20,186	7,873

Contract owners’ equity end of period	$848,406	766,707	11,773,528	9,362,126	1,355,191	1,514,251	125,788	20,186

CHANGES IN UNITS:
Beginning units	66,287	73,716	276,731	308,314	117,378	126,265	1,580	735
Units purchased	5,669	6,122	20,440	20,102	7,887	24,371	8,952	1,136
Units redeemed	(10,666)	(13,551)	(29,568)	(51,685)	(17,423)	(33,258)	(3,782)	(291)

Ending units	61,290	66,287	267,603	276,731	107,842	117,378	6,750	1,580

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DTC		FBDF		FEQIF		FHYT
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(378)	(3,497)	65,854	69,695	115	1,639	144,527	143,373
Realized gain (loss) on investments	47,001	38,411	95,411	19,368	3,432	13,012	76,651	69,991
Change in unrealized gain (loss) on investments	105,891	18,222	(173,354)	69,646	7,131	(2,695)	144,659	198,261
Reinvested capital gains	16,088	1,005	-	-	2,380	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	168,602	54,141	(12,089)	158,709	13,058	11,956	365,837	411,625

Equity transactions:
Purchase payments received from contract owners (note 3)	11,584	12,610	110,204	140,669	3,107	7,700	214,364	158,363
Transfers between funds	(2,291)	(7,672)	(107,870)	403,995	(12,052)	(56,061)	554,532	769,317
Redemptions (note 3)	(53,305)	(63,632)	(238,104)	(226,003)	-	(24,190)	(582,812)	(535,046)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(634)	(689)	(1,722)	(1,937)	-	-	(1,415)	(1,288)
Contingent deferred sales charges (note 2)	(37)	-	(199)	(230)	-	-	(246)	(1,686)
Adjustments to maintain reserves	(33)	(3)	(86)	18	(4)	(15)	28	(245)

Net equity transactions	(44,716)	(59,386)	(237,777)	316,512	(8,949)	(72,566)	184,451	389,415

Net change in contract owners’ equity	123,886	(5,245)	(249,866)	475,221	4,109	(60,610)	550,288	801,040
Contract owners’ equity beginning of period	526,210	531,455	2,212,934	1,737,713	52,061	112,671	3,126,738	2,325,698

Contract owners’ equity end of period	$650,096	526,210	1,963,068	2,212,934	56,170	52,061	3,677,026	3,126,738

CHANGES IN UNITS:
Beginning units	30,148	31,777	99,418	84,745	5,018	11,965	157,579	137,795
Units purchased	4,559	3,683	11,842	29,647	261	2,434	62,434	80,476
Units redeemed	(6,058)	(5,312)	(22,530)	(14,974)	(1,108)	(9,381)	(54,065)	(60,692)

Ending units	28,649	30,148	88,730	99,418	4,171	5,018	165,948	157,579

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FIIF		FABA		FAB		FAEGA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,425	18,091	(226)	115	(6,105)	(1,075)	(8,565)	(8,403)
Realized gain (loss) on investments	4,088	11,222	1,329	(5,081)	6,954	1,134	6,483	4,572
Change in unrealized gain (loss) on investments	(38,769)	20,527	15,411	23,508	172,812	109,270	205,866	90,135
Reinvested capital gains	22,468	-	4,718	-	57,952	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,212	49,840	21,232	18,542	231,613	109,329	203,784	86,304

Equity transactions:
Purchase payments received from contract owners (note 3)	11,745	15,899	856	2,800	48,511	76,593	19,142	28,468
Transfers between funds	(33,274)	25,573	(4,130)	30	3,665	139,682	2,123	(26,070)
Redemptions (note 3)	(198,910)	(102,796)	(36,235)	(88,876)	(58,982)	(86,930)	(49,769)	(152,681)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,076)	(1,071)	-	-
Contingent deferred sales charges (note 2)	(1,045)	(155)	(377)	(108)	(81)	(26)	(516)	(244)
Adjustments to maintain reserves	7	(8)	(21)	(11)	(12)	(10)	(31)	(30)

Net equity transactions	(221,477)	(61,487)	(39,907)	(86,165)	(7,975)	128,238	(29,051)	(150,557)

Net change in contract owners’ equity	(220,265)	(11,647)	(18,675)	(67,623)	223,638	237,567	174,733	(64,253)
Contract owners’ equity beginning of period	636,525	648,172	135,160	202,783	1,259,205	1,021,638	607,246	671,499

Contract owners’ equity end of period	$416,260	636,525	116,485	135,160	1,482,843	1,259,205	781,979	607,246

CHANGES IN UNITS:
Beginning units	37,865	41,523	10,391	17,211	66,501	59,697	76,497	95,472
Units purchased	5,318	8,068	70	230	3,192	11,584	3,114	4,907
Units redeemed	(18,176)	(11,726)	(2,913)	(7,050)	(3,547)	(4,780)	(6,092)	(23,882)

Ending units	25,007	37,865	7,548	10,391	66,146	66,501	73,519	76,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAEIA		FAEI		FAGOA		FAGO
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,633	22,673	6,645	16,258	(6,385)	(5,435)	(28,641)	(25,877)
Realized gain (loss) on investments	(13,375)	(104,636)	(25,422)	(48,336)	24,726	6,992	83,146	50,933
Change in unrealized gain (loss) on investments	453,098	349,395	423,276	270,370	136,603	58,288	590,924	274,591
Reinvested capital gains	-	2,134	-	1,952	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	453,356	269,566	404,499	240,244	154,944	59,845	645,429	299,647

Equity transactions:
Purchase payments received from contract owners (note 3)	60,982	69,702	69,512	93,693	6,061	13,803	136,482	140,253
Transfers between funds	6,500	(64,987)	(87,935)	(36,615)	(1,654)	62,868	25,955	22,361
Redemptions (note 3)	(278,469)	(338,284)	(336,168)	(187,566)	(43,636)	(18,356)	(236,455)	(288,848)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,498)	(2,558)	-	-	(3,424)	(3,571)
Contingent deferred sales charges (note 2)	(388)	(319)	(1)	(57)	(304)	(60)	(17)	(412)
Adjustments to maintain reserves	(70)	(25)	(22)	(9)	(24)	(15)	(5)	(9)

Net equity transactions	(211,445)	(333,913)	(357,112)	(133,112)	(39,557)	58,240	(77,464)	(130,226)

Net change in contract owners’ equity	241,911	(64,347)	47,387	107,132	115,387	118,085	567,965	169,421
Contract owners’ equity beginning of period	1,832,057	1,896,404	1,742,583	1,635,451	467,341	349,256	1,944,381	1,774,960

Contract owners’ equity end of period	$2,073,968	1,832,057	1,789,970	1,742,583	582,728	467,341	2,512,346	1,944,381

CHANGES IN UNITS:
Beginning units	126,885	150,911	76,388	82,492	50,561	44,584	118,799	127,085
Units purchased	8,382	7,748	3,129	7,568	947	13,482	12,773	12,937
Units redeemed	(21,270)	(31,774)	(17,035)	(13,672)	(4,783)	(7,505)	(17,463)	(21,223)

Ending units	113,997	126,885	62,482	76,388	46,725	50,561	114,109	118,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAHY		FAOA		FAM		FRBSI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$22,191	23,257	(13)	30	1,482	4,523	(1,990)	3,525
Realized gain (loss) on investments	(1,251)	(6,059)	98	(196)	23,548	(7,120)	(59,958)	(294,957)
Change in unrealized gain (loss) on investments	28,831	71,204	1,416	1,210	89,029	150,317	441,365	467,245
Reinvested capital gains	7,241	8,478	20	15	88,174	1,501	175,945	89,478

Net increase (decrease) in contract owners’ equity resulting from operations	57,012	96,880	1,521	1,059	202,233	149,221	555,362	265,291

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2	-	-	71,950	103,564	78,251	70,402
Transfers between funds	(227)	61,357	-	-	14,007	123,106	(75,424)	(257,746)
Redemptions (note 3)	(88,069)	(56,290)	(2,148)	(772)	(305,612)	(328,078)	(509,673)	(258,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(770)	(835)	-	-	(2,488)	(2,672)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(3)	(45)	(9)	(1,501)	(692)
Adjustments to maintain reserves	(14)	(30)	(6)	(9)	(15)	(13)	(31)	(71)

Net equity transactions	(89,080)	4,204	(2,154)	(784)	(222,203)	(104,102)	(508,378)	(446,366)

Net change in contract owners’ equity	(32,068)	101,084	(633)	275	(19,970)	45,119	46,984	(181,075)
Contract owners’ equity beginning of period	702,423	601,339	6,362	6,087	1,652,169	1,607,050	1,861,773	2,042,848

Contract owners’ equity end of period	$670,355	702,423	5,729	6,362	1,632,199	1,652,169	1,908,757	1,861,773

CHANGES IN UNITS:
Beginning units	26,281	25,766	592	678	63,385	67,768	87,231	109,046
Units purchased	418	3,129	-	-	3,590	9,965	4,859	5,052
Units redeemed	(3,666)	(2,614)	(183)	(86)	(11,302)	(14,348)	(25,518)	(26,867)

Ending units	23,033	26,281	409	592	55,673	63,385	66,572	87,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TFF		TMSF		FSCG		AREA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,458	10,638	4,852	26,545	(12,433)	(11,988)	(1,515)	(8,977)
Realized gain (loss) on investments	(3,863)	(111,364)	(30,507)	(199,976)	9,014	(26,991)	37,217	37,380
Change in unrealized gain (loss) on investments	237,678	272,676	1,086,994	717,395	188,856	43,565	(127,383)	46,860
Reinvested capital gains	45,329	-	-	-	140,625	88,911	101,789	78,992

Net increase (decrease) in contract owners’ equity resulting from operations	280,602	171,950	1,061,339	543,964	326,062	93,497	10,108	154,255

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	206,094	234,002	28,655	36,189	19,232	28,097
Transfers between funds	(32,007)	(11,131)	(127,652)	(188,339)	(34,246)	(22,125)	16,658	(132,127)
Redemptions (note 3)	(92,681)	(82,178)	(544,590)	(667,106)	(133,017)	(154,421)	(174,968)	(231,495)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,386)	(1,470)	(2,755)	(2,893)	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(3)	(671)	(612)	(149)	(244)	(55)	(1,991)
Adjustments to maintain reserves	(38)	(51)	(33)	(46)	(27)	(49)	(42)	(47)

Net equity transactions	(126,114)	(94,833)	(469,607)	(624,994)	(138,784)	(140,650)	(139,175)	(337,563)

Net change in contract owners’ equity	154,488	77,117	591,732	(81,030)	187,278	(47,153)	(129,067)	(183,308)
Contract owners’ equity beginning of period	1,157,090	1,079,973	4,280,497	4,361,527	955,270	1,002,423	993,612	1,176,920

Contract owners’ equity end of period	$1,311,578	1,157,090	4,872,229	4,280,497	1,142,548	955,270	864,545	993,612

CHANGES IN UNITS:
Beginning units	50,054	54,681	236,898	273,575	100,576	115,534	88,466	120,617
Units purchased	-	-	15,230	18,671	3,370	4,998	19,443	30,574
Units redeemed	(4,775)	(4,627)	(38,474)	(55,348)	(16,018)	(19,956)	(31,381)	(62,725)

Ending units	45,279	50,054	213,654	236,898	87,928	100,576	76,528	88,466

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ASCGI		JBS		JF		JOS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,659)	(4,647)	3,352	12,863	(34,761)	(24,105)	4,015	3,999
Realized gain (loss) on investments	6,910	84,992	62,799	52,192	195,386	130,589	(49,775)	(55,682)
Change in unrealized gain (loss) on investments	111,755	(19,057)	108,868	33,740	723,051	415,309	66,430	72,704
Reinvested capital gains	25,074	29,157	35,947	34,369	18,702	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	139,080	90,445	210,966	133,164	902,378	521,793	20,670	21,021

Equity transactions:
Purchase payments received from contract owners (note 3)	3,376	7,134	15,043	13,162	103,798	110,550	3,664	9,318
Transfers between funds	39,433	(302,107)	30,465	90,719	6,979	(129,448)	(84,150)	(9,575)
Redemptions (note 3)	(35,926)	(26,709)	(181,416)	(215,828)	(389,562)	(448,589)	(22,429)	(76,586)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(4,862)	(5,450)	-	-
Contingent deferred sales charges (note 2)	(3)	(73)	(137)	(602)	(218)	-	(38)	(56)
Adjustments to maintain reserves	(15)	(18)	(22)	(15)	(46)	(47)	2	(3)

Net equity transactions	6,865	(321,773)	(136,067)	(112,564)	(283,911)	(472,984)	(102,951)	(76,902)

Net change in contract owners’ equity	145,945	(231,328)	74,899	20,600	618,467	48,809	(82,281)	(55,881)
Contract owners’ equity beginning of period	353,980	585,308	1,226,845	1,206,245	3,390,414	3,341,605	267,822	323,703

Contract owners’ equity end of period	$499,925	353,980	1,301,744	1,226,845	4,008,881	3,390,414	185,541	267,822

CHANGES IN UNITS:
Beginning units	27,450	52,838	89,940	98,460	198,550	226,017	24,526	32,863
Units purchased	3,376	2,583	12,881	13,255	6,496	6,605	845	7,275
Units redeemed	(2,820)	(27,971)	(21,802)	(21,775)	(22,761)	(34,072)	(9,946)	(15,612)

Ending units	28,006	27,450	81,019	89,940	182,285	198,550	15,425	24,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JTF		JWF		JWS		LSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(91,070)	(86,171)	(16,073)	(5,423)	(2,597)	(1,099)	(29,858)	(27,050)
Realized gain (loss) on investments	1,054,448	927,894	47,113	9,174	14,422	5,997	119,185	(23,226)
Change in unrealized gain (loss) on investments	(468,963)	1,728,832	426,117	303,982	46,711	29,554	285,021	264,029
Reinvested capital gains	3,579,542	-	-	-	-	-	323,507	52,642

Net increase (decrease) in contract owners’ equity resulting from operations	4,073,957	2,570,555	457,157	307,733	58,536	34,452	697,855	266,395

Equity transactions:
Purchase payments received from contract owners (note 3)	323,900	404,172	-	-	590	456	213,169	263,456
Transfers between funds	(386,341)	(42,484)	(1,680)	(5,550)	2,711	23,138	70,446	(247,635)
Redemptions (note 3)	(1,409,631)	(1,635,832)	(189,849)	(240,958)	(14,130)	(19,977)	(303,759)	(190,030)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,555)	(18,581)	(3,424)	(3,695)	-	-	(2,568)	(1,957)
Contingent deferred sales charges (note 2)	(240)	(195)	-	-	(20)	(4)	(25)	(34)
Adjustments to maintain reserves	(64)	(55)	(21)	(28)	(25)	(21)	(19)	(62)

Net equity transactions	(1,488,931)	(1,292,975)	(194,974)	(250,231)	(10,874)	3,592	(22,756)	(176,262)

Net change in contract owners’ equity	2,585,026	1,277,580	262,183	57,502	47,662	38,044	675,099	90,133
Contract owners’ equity beginning of period	13,947,114	12,669,534	1,851,784	1,794,282	229,314	191,270	2,101,085	2,010,952

Contract owners’ equity end of period	$16,532,140	13,947,114	2,113,967	1,851,784	276,976	229,314	2,776,184	2,101,085

CHANGES IN UNITS:
Beginning units	420,544	466,181	119,817	136,743	16,415	16,166	91,719	99,730
Units purchased	12,052	36,632	-	-	1,421	1,978	16,234	21,096
Units redeemed	(53,363)	(82,269)	(10,969)	(16,926)	(2,053)	(1,729)	(17,286)	(29,107)

Ending units	379,233	420,544	108,848	119,817	15,783	16,415	90,667	91,719

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSI		NBF		NBIXA		NFA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$46,566	48,113	27,827	31,520	3,569	4,736	(3,332)	(1,436)
Realized gain (loss) on investments	41,300	4,533	8,311	9,867	(147)	1,774	33,308	450
Change in unrealized gain (loss) on investments	(88,353)	72,921	(65,198)	38,371	(26,196)	45	249,066	135,379
Reinvested capital gains	-	-	5,800	15,740	6,376	3,487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(487)	125,567	(23,260)	95,498	(16,398)	10,042	279,042	134,393

Equity transactions:
Purchase payments received from contract owners (note 3)	63,948	77,337	83,831	74,048	19,261	15,440	-	(107)
Transfers between funds	30,428	142,438	28,158	(48,114)	18,775	50,054	(59,009)	(141,659)
Redemptions (note 3)	(189,398)	(108,483)	(219,183)	(107,145)	(71,128)	(55,275)	(128,091)	(76,576)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(901)	(990)	(1,583)	(1,582)	-	-	(596)	(725)
Contingent deferred sales charges (note 2)	-	(335)	-	(5)	(121)	(105)	(140)	(1)
Adjustments to maintain reserves	(20)	2	(10)	(8)	(45)	(33)	(47)	(33)

Net equity transactions	(95,943)	109,969	(108,787)	(82,806)	(33,258)	10,081	(187,883)	(219,101)

Net change in contract owners’ equity	(96,430)	235,536	(132,047)	12,692	(49,656)	20,123	91,159	(84,708)
Contract owners’ equity beginning of period	1,564,949	1,329,413	1,436,368	1,423,676	418,504	398,381	1,078,616	1,163,324

Contract owners’ equity end of period	$1,468,519	1,564,949	1,304,321	1,436,368	368,848	418,504	1,169,775	1,078,616

CHANGES IN UNITS:
Beginning units	85,387	79,260	23,941	25,913	25,593	24,974	101,501	123,484
Units purchased	7,747	14,372	2,734	1,572	2,435	4,412	-	-
Units redeemed	(12,990)	(8,245)	(3,887)	(3,544)	(4,505)	(3,793)	(15,816)	(21,983)

Ending units	80,144	85,387	22,788	23,941	23,523	25,593	85,685	101,501

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NF		NGBF		NGF		NIIXA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,568)	2,156	(4,819)	26,913	(2,513)	(2,535)	56	83
Realized gain (loss) on investments	10,760	(156,117)	(94,859)	(8,790)	28,295	34,751	(662)	(323)
Change in unrealized gain (loss) on investments	613,317	462,253	(49,784)	(34,051)	28,004	12,213	1,538	1,130
Reinvested capital gains	-	-	-	94,623	30,084	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	622,509	308,292	(149,462)	78,695	83,870	44,429	932	890

Equity transactions:
Purchase payments received from contract owners (note 3)	122,818	135,742	119,316	180,090	-	165	-	-
Transfers between funds	(7,204)	(416,743)	(591,403)	599,058	-	(8,182)	-	-
Redemptions (note 3)	(302,379)	(298,621)	(705,279)	(617,567)	(60,368)	(73,904)	(1,923)	(1,543)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,273)	(3,517)	(2,443)	(2,802)	(610)	(711)	-	-
Contingent deferred sales charges (note 2)	(34)	(204)	(1,608)	(170)	-	-	-	-
Adjustments to maintain reserves	(65)	(311)	(67)	72	(99)	19	-	(12)

Net equity transactions	(190,137)	(583,654)	(1,181,484)	158,681	(61,077)	(82,613)	(1,923)	(1,555)

Net change in contract owners’ equity	432,372	(275,362)	(1,330,946)	237,376	22,793	(38,184)	(991)	(665)
Contract owners’ equity beginning of period	2,267,416	2,542,778	3,791,513	3,554,137	326,783	364,967	5,493	6,158

Contract owners’ equity end of period	$2,699,788	2,267,416	2,460,567	3,791,513	349,576	326,783	4,502	5,493

CHANGES IN UNITS:
Beginning units	37,854	46,198	192,258	187,137	10,666	11,617	492	648
Units purchased	2,873	5,093	11,367	55,648	-	218	-	-
Units redeemed	(8,711)	(13,437)	(72,902)	(50,527)	(4,346)	(1,169)	(157)	(156)

Ending units	32,016	37,854	130,723	192,258	6,320	10,666	335	492

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDAS		IDCS		IDMS		IDMAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,424	7,591	2,465	5,822	11,100	25,735	16,197	19,944
Realized gain (loss) on investments	3,468	(76,783)	17,534	19,743	(63,761)	(57,282)	(25,874)	(210,689)
Change in unrealized gain (loss) on investments	286,055	238,752	(36,765)	(2,506)	517,556	456,100	609,451	570,111
Reinvested capital gains	19,154	15,389	40,064	15,359	132,450	22,135	81,956	21,540

Net increase (decrease) in contract owners’ equity resulting from operations	313,101	184,949	23,298	38,418	597,345	446,688	681,730	400,906

Equity transactions:
Purchase payments received from contract owners (note 3)	84,234	108,893	13,037	14,777	231,557	242,700	251,768	304,177
Transfers between funds	(135,416)	(19,793)	58,449	4,642	118,895	(98,056)	(13,852)	(154,439)
Redemptions (note 3)	(235,697)	(204,779)	(175,418)	(245,317)	(1,470,666)	(587,660)	(369,892)	(761,342)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,158)	(2,452)	(111)	(1,635)	(1,651)	(1,019)	(1,510)	(5,826)
Adjustments to maintain reserves	(20)	(43)	(30)	(26)	(70)	(13)	(33)	(30)

Net equity transactions	(288,057)	(118,174)	(104,073)	(227,559)	(1,121,935)	(444,048)	(133,519)	(617,460)

Net change in contract owners’ equity	25,044	66,775	(80,775)	(189,141)	(524,590)	2,640	548,211	(216,554)
Contract owners’ equity beginning of period	1,436,962	1,370,187	896,075	1,085,216	4,826,998	4,824,358	3,405,974	3,622,528

Contract owners’ equity end of period	$1,462,006	1,436,962	815,300	896,075	4,302,408	4,826,998	3,954,185	3,405,974

CHANGES IN UNITS:
Beginning units	119,470	130,269	66,093	82,979	366,259	400,899	267,649	319,033
Units purchased	7,960	10,299	15,702	7,160	30,239	24,243	23,707	29,210
Units redeemed	(29,737)	(21,098)	(23,309)	(24,046)	(108,652)	(58,883)	(33,026)	(80,594)

Ending units	97,693	119,470	58,486	66,093	287,846	366,259	258,330	267,649

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDMCS		NMCIXA		MMF		MMFR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,308	8,475	(4,257)	(2,852)	(108,624)	(109,955)	(44,111)	(49,237)
Realized gain (loss) on investments	85,332	(1,445)	77,316	(19,940)	-	-	-	-
Change in unrealized gain (loss) on investments	(61,004)	64,920	133,297	115,553	-	-	-	-
Reinvested capital gains	73,826	18,689	42,337	29,991	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,462	90,639	248,693	122,752	(108,624)	(109,955)	(44,111)	(49,237)

Equity transactions:
Purchase payments received from contract owners (note 3)	64,676	65,816	30,247	42,055	1,634,377	742,064	114,975	158,769
Transfers between funds	82,004	14,590	113,158	(115,970)	(161,562)	1,828,804	678,319	678,645
Redemptions (note 3)	(502,078)	(178,085)	(113,334)	(167,202)	(2,196,429)	(2,243,972)	(969,683)	(994,382)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(8,643)	(9,357)	-	-
Contingent deferred sales charges (note 2)	(537)	(868)	(388)	(273)	(283)	(298)	(3,021)	(3,414)
Adjustments to maintain reserves	(55)	10	(85)	1	(58)	8	(48)	(2)

Net equity transactions	(355,990)	(98,537)	29,598	(241,389)	(732,598)	317,249	(179,458)	(160,384)

Net change in contract owners’ equity	(255,528)	(7,898)	278,291	(118,637)	(841,222)	207,294	(223,569)	(209,621)
Contract owners’ equity beginning of period	1,350,787	1,358,685	753,058	871,695	8,658,809	8,451,515	3,942,002	4,151,623

Contract owners’ equity end of period	$1,095,259	1,350,787	1,031,349	753,058	7,817,587	8,658,809	3,718,433	3,942,002

CHANGES IN UNITS:
Beginning units	98,732	105,880	42,441	56,719	364,519	351,137	364,191	379,129
Units purchased	14,353	16,470	13,664	3,574	187,951	197,565	107,475	326,765
Units redeemed	(38,605)	(23,618)	(11,956)	(17,852)	(219,628)	(184,183)	(124,492)	(341,703)

Ending units	74,480	98,732	44,149	42,441	332,842	364,519	347,174	364,191

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NGFA		GVIDA		GVIDC		GVIDM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(5,046)	(4,288)	5,925	3,454	1,377	2,322	11,656	4,505
Realized gain (loss) on investments	31,865	12,019	43,181	89,499	8,713	917	67,683	181,809
Change in unrealized gain (loss) on investments	47,295	39,575	273,780	72,758	(2,209)	4,921	284,027	26,431
Reinvested capital gains	46,796	-	-	-	5,725	4,983	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	120,910	47,306	322,886	165,711	13,606	13,143	363,366	212,745

Equity transactions:
Purchase payments received from contract owners (note 3)	57,406	60,258	154,995	176,403	56,516	50,085	359,246	586,603
Transfers between funds	11,835	17,136	21,739	(49,553)	168,229	52,140	83,402	(238,334)
Redemptions (note 3)	(110,663)	(80,614)	(122,894)	(158,834)	(260,950)	(36,999)	(302,501)	(538,729)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(577)	(570)	(2,831)	(2,974)	(1,018)	(660)	(4,994)	(4,990)
Contingent deferred sales charges (note 2)	(9)	(14)	(5)	(4)	-	(58)	(444)	(401)
Adjustments to maintain reserves	9	(54)	(10)	(19)	(2)	(7)	(7)	(25)

Net equity transactions	(41,999)	(3,858)	50,994	(34,981)	(37,225)	64,501	134,702	(195,876)

Net change in contract owners’ equity	78,911	43,448	373,880	130,730	(23,619)	77,644	498,068	16,869
Contract owners’ equity beginning of period	460,749	417,301	1,270,859	1,140,129	398,051	320,407	2,357,754	2,340,885

Contract owners’ equity end of period	$539,660	460,749	1,644,739	1,270,859	374,432	398,051	2,855,822	2,357,754

CHANGES IN UNITS:
Beginning units	32,183	32,512	92,312	94,736	31,472	26,297	173,919	188,919
Units purchased	8,465	7,416	14,525	20,999	19,781	8,555	35,728	47,927
Units redeemed	(11,355)	(7,745)	(11,713)	(23,423)	(22,641)	(3,380)	(26,609)	(62,927)

Ending units	29,293	32,183	95,124	92,312	28,612	31,472	183,038	173,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA		GVDMC		NVMIG6		NIXR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$10,845	8,818	4,024	3,618	(300)	(957)	10,590	9,182
Realized gain (loss) on investments	157,456	(135,443)	27,584	32,967	1,745	(3,113)	126,530	(23,826)
Change in unrealized gain (loss) on investments	379,533	447,622	37,624	12,639	23,068	17,190	396,403	311,103
Reinvested capital gains	-	-	11,490	3,688	-	-	230,933	22,395

Net increase (decrease) in contract owners’ equity resulting from operations	547,834	320,997	80,722	52,912	24,513	13,120	764,456	318,854

Equity transactions:
Purchase payments received from contract owners (note 3)	436,801	461,755	98,082	100,376	40,251	55,642	142,753	179,354
Transfers between funds	8,040	(306,983)	(30,800)	39,047	25,347	(47,269)	263,827	(4,736)
Redemptions (note 3)	(669,065)	(379,780)	(90,932)	(79,059)	(24,744)	(6,517)	(424,681)	(208,719)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,700)	(5,889)	(1,852)	(1,361)	(201)	(131)	(1,475)	(1,448)
Contingent deferred sales charges (note 2)	(1,113)	(301)	(14)	(69)	(6)	(5)	(507)	(257)
Adjustments to maintain reserves	(24)	(3)	(18)	(5)	(18)	(27)	(57)	(46)

Net equity transactions	(231,061)	(231,201)	(25,534)	58,929	40,629	1,693	(20,140)	(35,852)

Net change in contract owners’ equity	316,773	89,796	55,188	111,841	65,142	14,813	744,316	283,002
Contract owners’ equity beginning of period	2,827,149	2,737,353	913,706	801,865	119,893	105,080	2,572,395	2,289,393

Contract owners’ equity end of period	$3,143,922	2,827,149	968,894	913,706	185,035	119,893	3,316,711	2,572,395

CHANGES IN UNITS:
Beginning units	204,481	222,295	68,753	64,339	12,862	12,851	245,704	250,592
Units purchased	29,865	35,321	7,312	17,975	6,554	7,354	40,152	22,474
Units redeemed	(46,087)	(53,135)	(9,215)	(13,561)	(2,806)	(7,343)	(43,944)	(27,362)

Ending units	188,259	204,481	66,850	68,753	16,610	12,862	241,912	245,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NSCIXA		NVTIV3		NBGST		NBGF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,721)	437	2,133	1,375	(86,555)	(91,797)	(12,169)	(1,716)
Realized gain (loss) on investments	35,706	7,504	(1,702)	(2,576)	243,128	79,546	5,405	(3,355)
Change in unrealized gain (loss) on investments	94,675	46,852	26,196	14,935	1,926,486	383,950	342,464	118,670
Reinvested capital gains	30,851	17,633	1,774	1,461	644,920	338,710	149,436	37,704

Net increase (decrease) in contract owners’ equity resulting from operations	159,511	72,426	28,401	15,195	2,727,979	710,409	485,136	151,303

Equity transactions:
Purchase payments received from contract owners (note 3)	19,191	32,562	31,683	33,740	205,497	271,353	28,362	38,733
Transfers between funds	(42,530)	(15,028)	110,591	2,012	(271,602)	(284,979)	36,335	(5,481)
Redemptions (note 3)	(65,823)	(146,789)	(30,687)	(11,718)	(1,201,509)	(1,375,831)	(243,921)	(216,675)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(283)	(276)	(4,115)	(4,460)	(1,539)	(1,644)
Contingent deferred sales charges (note 2)	(604)	(75)	(4)	(12)	(1,900)	(1,550)	(32)	(2)
Adjustments to maintain reserves	(44)	(28)	(26)	(2)	(78)	(14)	(13)	11

Net equity transactions	(89,810)	(129,358)	111,274	23,744	(1,273,707)	(1,395,481)	(180,808)	(185,058)

Net change in contract owners’ equity	69,701	(56,932)	139,675	38,939	1,454,272	(685,072)	304,328	(33,755)
Contract owners’ equity beginning of period	495,237	552,169	108,981	70,042	8,380,160	9,065,232	1,368,345	1,402,100

Contract owners’ equity end of period	$564,938	495,237	248,656	108,981	9,834,432	8,380,160	1,672,673	1,368,345

CHANGES IN UNITS:
Beginning units	31,779	40,467	7,878	5,976	262,029	307,263	56,334	64,271
Units purchased	1,385	2,517	9,666	3,605	16,660	24,567	4,013	3,188
Units redeemed	(6,663)	(11,205)	(2,377)	(1,703)	(51,445)	(69,801)	(10,124)	(11,125)

Ending units	26,501	31,779	15,167	7,878	227,244	262,029	50,223	56,334

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NBGT		PF		NBPT		NLMB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,201)	568	(1,045)	(1,505)	637	3	1,270	4,928
Realized gain (loss) on investments	619	242	18,091	(47,429)	657	(12,395)	(4,190)	(18,380)
Change in unrealized gain (loss) on investments	37,098	10,996	300,535	442,388	9,942	37,193	(1,076)	32,719
Reinvested capital gains	21,835	5,996	458,049	-	40,531	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	58,351	17,802	775,630	393,454	51,767	24,801	(3,996)	19,267

Equity transactions:
Purchase payments received from contract owners (note 3)	1,187	1,125	129,804	158,053	1,873	6,256	25,838	26,355
Transfers between funds	(440)	230	(2,071)	(344,573)	12,011	12	(27,504)	66,487
Redemptions (note 3)	(40,176)	(7,473)	(162,751)	(305,144)	(8,236)	(70,734)	(64,089)	(83,384)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,046)	(3,475)	-	-	(555)	(587)
Contingent deferred sales charges (note 2)	-	-	(15)	(47)	-	(23)	-	(57)
Adjustments to maintain reserves	(13)	(8)	(5)	(10)	(25)	1	(20)	55

Net equity transactions	(39,442)	(6,126)	(38,084)	(495,196)	5,623	(64,488)	(66,330)	8,869

Net change in contract owners’ equity	18,909	11,676	737,546	(101,742)	57,390	(39,687)	(70,326)	28,136
Contract owners’ equity beginning of period	169,485	157,809	2,632,946	2,734,688	170,621	210,308	719,633	691,497

Contract owners’ equity end of period	$188,394	169,485	3,370,492	2,632,946	228,011	170,621	649,307	719,633

CHANGES IN UNITS:
Beginning units	13,312	13,785	75,068	90,001	12,655	17,875	47,472	46,949
Units purchased	89	112	4,076	4,950	970	517	5,395	9,163
Units redeemed	(2,576)	(585)	(5,042)	(19,883)	(566)	(5,737)	(9,747)	(8,640)

Ending units	10,825	13,312	74,102	75,068	13,059	12,655	43,120	47,472

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NBSRT		OCAF		OGF		OSI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(844)	(3,781)	(11,511)	(6,378)	(21,095)	(12,030)	49,538	70,868
Realized gain (loss) on investments	41,532	(593)	3,413	2,837	161,179	57,012	26,601	21,743
Change in unrealized gain (loss) on investments	210,881	103,238	210,668	135,853	711,278	662,728	(96,646)	86,333
Reinvested capital gains	127,589	-	45,685	-	130,066	6,697	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	379,158	98,864	248,255	132,312	981,428	714,407	(20,507)	178,944

Equity transactions:
Purchase payments received from contract owners (note 3)	149,779	89,510	35,788	37,760	-	-	34,693	30,497
Transfers between funds	120,960	(99,576)	(20,007)	(4,486)	(31,140)	(76,853)	(774,695)	826,187
Redemptions (note 3)	(170,323)	(177,789)	(84,261)	(343,131)	(496,050)	(597,500)	(193,862)	(176,064)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(508)	(492)	-	-	(4,273)	(4,657)	-	-
Contingent deferred sales charges (note 2)	(53)	(261)	(82)	(357)	(246)	-	(242)	(45)
Adjustments to maintain reserves	(41)	3	(21)	(37)	(68)	(66)	53	(1,119)

Net equity transactions	99,814	(188,605)	(68,583)	(310,251)	(531,777)	(679,076)	(934,053)	679,456

Net change in contract owners’ equity	478,972	(89,741)	179,672	(177,939)	449,651	35,331	(954,560)	858,400
Contract owners’ equity beginning of period	1,016,158	1,105,899	939,343	1,117,282	4,154,982	4,119,651	2,076,433	1,218,033

Contract owners’ equity end of period	$1,495,130	1,016,158	1,119,015	939,343	4,604,633	4,154,982	1,121,873	2,076,433

CHANGES IN UNITS:
Beginning units	71,799	85,393	110,486	147,006	114,778	134,697	99,234	65,655
Units purchased	17,500	6,746	5,627	5,447	-	-	30,414	66,431
Units redeemed	(11,721)	(20,340)	(12,962)	(41,967)	(17,168)	(19,919)	(74,932)	(32,852)

Ending units	77,578	71,799	103,151	110,486	97,610	114,778	54,716	99,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMTRA		ACVI4		FCI		FEI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$23,703	82,053	4,717	(8,002)	14,366	17,764	60,781	81,254
Realized gain (loss) on investments	(20,114)	25,636	(14,184)	(119,642)	30,691	11,137	25,985	(125,100)
Change in unrealized gain (loss) on investments	(125,463)	85,073	286,783	384,208	(15,431)	27,076	1,247,438	786,371
Reinvested capital gains	17,458	72,494	-	-	2,397	2,162	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(104,416)	265,256	277,316	256,564	32,023	58,139	1,334,204	742,525

Equity transactions:
Purchase payments received from contract owners (note 3)	66,040	90,333	87,877	103,445	-	-	338,398	216,807
Transfers between funds	(59,476)	330,591	(49,123)	(180,200)	-	-	293,682	(107,519)
Redemptions (note 3)	(435,136)	(747,105)	(207,383)	(173,822)	(84,371)	(43,767)	(1,003,289)	(594,651)
Annuity benefits	-	-	-	-	-	-	(342)	(280)
Contract maintenance charges (note 2)	-	-	(837)	(949)	(518)	(564)	(6,031)	(6,138)
Contingent deferred sales charges (note 2)	(256)	(927)	(220)	(416)	-	-	(309)	(138)
Adjustments to maintain reserves	51	262	(47)	(44)	(29)	(23)	225	90

Net equity transactions	(428,777)	(326,846)	(169,733)	(251,986)	(84,918)	(44,354)	(377,666)	(491,829)

Net change in contract owners’ equity	(533,193)	(61,590)	107,583	4,578	(52,895)	13,785	956,538	250,696
Contract owners’ equity beginning of period	3,136,611	3,198,201	1,443,632	1,439,054	431,016	417,231	5,256,912	5,006,216

Contract owners’ equity end of period	$2,603,418	3,136,611	1,551,215	1,443,632	378,121	431,016	6,213,450	5,256,912

CHANGES IN UNITS:
Beginning units	157,933	174,563	96,679	115,080	3,635	4,043	48,465	53,403
Units purchased	12,268	26,397	7,552	9,388	-	-	5,729	2,726
Units redeemed	(34,434)	(43,027)	(18,137)	(27,789)	(690)	(408)	(8,740)	(7,664)

Ending units	135,767	157,933	86,094	96,679	2,945	3,635	45,454	48,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIP		FMG		FPR		FO2R
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$108	851	(37,535)	2,835	15,447	26,662	(430)	6,201
Realized gain (loss) on investments	744	(135)	(91,759)	(389,471)	44,930	34,176	87,243	(125,460)
Change in unrealized gain (loss) on investments	(569)	2,052	1,671,869	1,324,018	441,549	433,737	346,912	368,030
Reinvested capital gains	-	-	459,507	1,768	434,123	93,415	7,144	4,791

Net increase (decrease) in contract owners’ equity resulting from operations	283	2,768	2,002,082	939,150	936,049	587,990	440,869	253,562

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	314,664	292,571	209,234	205,954	119,924	141,815
Transfers between funds	-	-	(77,901)	(176,199)	93,982	260,021	219,519	(55,361)
Redemptions (note 3)	(17,417)	(11,096)	(771,494)	(752,251)	(424,533)	(908,381)	(186,173)	(216,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(20)	(9,215)	(9,975)	(5,680)	(6,159)	(1,168)	(1,102)
Contingent deferred sales charges (note 2)	-	-	(135)	(85)	(537)	(18)	(180)	(615)
Adjustments to maintain reserves	11	(23)	(5)	(21)	(10)	(7)	(40)	(53)

Net equity transactions	(17,406)	(11,139)	(544,086)	(645,960)	(127,544)	(448,590)	151,882	(131,691)

Net change in contract owners’ equity	(17,123)	(8,371)	1,457,996	293,190	808,505	139,400	592,751	121,871
Contract owners’ equity beginning of period	19,753	28,124	6,177,252	5,884,062	5,058,816	4,919,416	1,543,414	1,421,543

Contract owners’ equity end of period	$2,630	19,753	7,635,248	6,177,252	5,867,321	5,058,816	2,136,165	1,543,414

CHANGES IN UNITS:
Beginning units	542	870	218,594	242,476	132,343	144,530	119,109	130,332
Units purchased	-	-	11,656	11,275	10,221	16,709	29,852	24,696
Units redeemed	(473)	(328)	(27,920)	(35,157)	(13,330)	(28,896)	(20,572)	(35,919)

Ending units	69	542	202,330	218,594	129,234	132,343	128,389	119,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF3		OVGS4		PVF		PUIGA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$26,806	41,193	(4,391)	25,927	(583)	(21)	(28)	(14)
Realized gain (loss) on investments	266,528	(157,887)	(14,983)	(208,394)	16,784	7,002	1	(11)
Change in unrealized gain (loss) on investments	257,858	482,433	1,186,248	1,028,403	68,879	20,209	1,119	722
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	551,192	365,739	1,166,874	845,936	85,080	27,190	1,092	697

Equity transactions:
Purchase payments received from contract owners (note 3)	200,765	200,549	311,335	322,502	11,119	8,963	-	-
Transfers between funds	(76,380)	3,171	133,892	(588,313)	(32,336)	(22,202)	-	-
Redemptions (note 3)	(363,718)	(270,417)	(675,353)	(643,054)	(13,964)	(28,225)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,278)	(1,322)	(2,931)	(3,131)	-	-	-	-
Contingent deferred sales charges (note 2)	(295)	(267)	(1,643)	(677)	(6)	(17)	-	-
Adjustments to maintain reserves	(61)	(45)	(69)	(51)	(20)	(25)	(2)	(2)

Net equity transactions	(240,967)	(68,331)	(234,769)	(912,724)	(35,207)	(41,506)	(2)	(2)

Net change in contract owners’ equity	310,225	297,408	932,105	(66,788)	49,873	(14,316)	1,090	695
Contract owners’ equity beginning of period	2,565,261	2,267,853	4,712,644	4,779,432	204,498	218,814	4,179	3,484

Contract owners’ equity end of period	$2,875,486	2,565,261	5,644,749	4,712,644	254,371	204,498	5,269	4,179

CHANGES IN UNITS:
Beginning units	170,387	175,889	298,933	361,436	13,414	16,236	265	265
Units purchased	58,217	30,580	39,124	32,605	1,932	2,157	-	-
Units redeemed	(71,231)	(36,082)	(52,557)	(95,108)	(3,580)	(4,979)	-	-

Ending units	157,373	170,387	285,500	298,933	11,766	13,414	265	265

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PBF		WRASCA		SCS		SE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,516	319	(8,381)	(7,689)	(32,349)	(29,630)	(2,353)	(1,959)
Realized gain (loss) on investments	26,907	(1,779)	35,288	41,836	94,526	31,657	3,751	13,547
Change in unrealized gain (loss) on investments	2,766	88,719	109,606	28,449	343,590	207,448	42,126	13,980
Reinvested capital gains	83,437	-	108,783	32,406	211,178	149,596	19,680	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,626	87,259	245,296	95,002	616,945	359,071	63,204	25,568

Equity transactions:
Purchase payments received from contract owners (note 3)	57,954	43,330	6,480	7,867	65,298	88,556	7,631	9,040
Transfers between funds	(28,202)	166,455	35,069	(126,996)	18,101	(160,041)	31,800	(3,843)
Redemptions (note 3)	(251,196)	(42,501)	(65,425)	(71,416)	(306,377)	(236,832)	(7,668)	(67,563)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(784)	(830)	-	-	(1,375)	(1,474)	-	-
Contingent deferred sales charges (note 2)	(837)	(17)	(45)	(72)	-	(41)	(33)	(91)
Adjustments to maintain reserves	(8)	(6)	(49)	(28)	(25)	(9)	(3)	(25)

Net equity transactions	(223,073)	166,431	(23,970)	(190,645)	(224,378)	(309,841)	31,727	(62,482)

Net change in contract owners’ equity	(104,447)	253,690	221,326	(95,643)	392,567	49,230	94,931	(36,914)
Contract owners’ equity beginning of period	984,015	730,325	638,151	733,794	2,347,964	2,298,734	152,765	189,679

Contract owners’ equity end of period	$879,568	984,015	859,477	638,151	2,740,531	2,347,964	247,696	152,765

CHANGES IN UNITS:
Beginning units	39,829	32,704	30,231	39,469	95,925	110,822	12,484	17,678
Units purchased	5,956	8,948	4,737	4,067	9,129	8,606	2,660	4,001
Units redeemed	(14,539)	(1,823)	(5,990)	(13,305)	(16,274)	(23,503)	(729)	(9,195)

Ending units	31,246	39,829	28,978	30,231	88,780	95,925	14,415	12,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SGR		WFLCCI		STR		WFAIVD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(13,706)	(12,479)	(231)	(754)	(24,950)	(22,036)	(3,044)	-
Realized gain (loss) on investments	116,680	165,555	12,208	19,587	77,441	60,598	4,500	-
Change in unrealized gain (loss) on investments	169,337	(14,047)	8,478	(3,623)	421,678	124,362	109,312	-
Reinvested capital gains	43,663	-	-	-	68,775	-	26,745	-

Net increase (decrease) in contract owners’ equity resulting from operations	315,974	139,029	20,455	15,210	542,944	162,924	137,513	-

Equity transactions:
Purchase payments received from contract owners (note 3)	20,798	19,612	438	389	85,350	103,119	27,700	-
Transfers between funds	124,299	17,273	60,329	(66,067)	50,482	9,072	690,437	-
Redemptions (note 3)	(112,596)	(159,258)	(20,282)	(5,388)	(83,348)	(90,757)	(38,666)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,506)	(1,680)	(683)	-
Contingent deferred sales charges (note 2)	(435)	(51)	(93)	-	(9)	-	(2)	-
Adjustments to maintain reserves	(77)	(12)	(29)	(3)	(40)	(6)	(2)	-

Net equity transactions	31,989	(122,436)	40,363	(71,069)	50,929	19,748	678,784	-

Net change in contract owners’ equity	347,963	16,593	60,818	(55,859)	593,873	182,672	816,297	-
Contract owners’ equity beginning of period	963,531	946,938	42,214	98,073	1,659,528	1,476,856	-	-

Contract owners’ equity end of period	$1,311,494	963,531	103,032	42,214	2,253,401	1,659,528	816,297	-

CHANGES IN UNITS:
Beginning units	46,200	52,250	3,176	8,506	55,062	54,404	-	-
Units purchased	12,092	12,664	4,946	230	7,251	6,833	72,839	-
Units redeemed	(10,583)	(18,714)	(2,501)	(5,560)	(5,906)	(6,175)	(4,808)	-

Ending units	47,709	46,200	5,621	3,176	56,407	55,062	68,031	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFEVAD		IDF		OCHI
	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$752	1,343	(13,480)	(12,576)	-	16,016
Realized gain (loss) on investments	51,370	18,574	1,015,243	193,701	-	(28,260)
Change in unrealized gain (loss) on investments	(87,947)	63,952	(353,124)	229,448	-	55,136
Reinvested capital gains	81,199	15,064	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,374	98,933	648,639	410,573	-	42,892

Equity transactions:
Purchase payments received from contract owners (note 3)	5,186	39,481	84,408	200,900	-	2,540
Transfers between funds	(696,359)	(56,335)	(3,915,540)	(359,663)	-	(391,697)
Redemptions (note 3)	(14,887)	(82,527)	(214,983)	(511,329)	-	(63,874)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(189)	(898)	(1,988)	(3,912)	-	-
Contingent deferred sales charges (note 2)	-	(6)	(40)	(259)	-	(2)
Adjustments to maintain reserves	(4)	(5)	(17)	(64)	-	61

Net equity transactions	(706,253)	(100,290)	(4,048,160)	(674,327)	-	(452,972)

Net change in contract owners’ equity	(660,879)	(1,357)	(3,399,521)	(263,754)	-	(410,080)
Contract owners’ equity beginning of period	660,879	662,236	3,399,521	3,663,275	-	410,080

Contract owners’ equity end of period	$-	660,879	-	3,399,521	-	-

CHANGES IN UNITS:
Beginning units	55,010	63,766	287,119	355,806	-	112,498
Units purchased	407	4,092	12,427	22,447	-	101,604
Units redeemed	(55,417)	(12,848)	(299,546)	(91,134)	-	(214,102)

Ending units	-	55,010	-	287,119	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS
Equity and Income Fund - Class A (VKEIA)
Growth and Income Fund - Class A (VKGIA)
Invesco Mid Cap Growth Fund - Class A (VKGA)
ABERDEEN FUNDS
Aberdeen Small Cap Fund - Class A (PRSCA)
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
U.S. Equity Fund - Institutional Service Class (ADUES)
AMERICAN CENTURY INVESTORS, INC.
American Century International Growth Fund - Class A (TCIGA)
American Century International Growth Fund - Investor Class (TCIGR)
Growth Fund - Investor Class (TCG)
Income & Growth Fund - Class A (ACIGA)
Income & Growth Fund - Investor Class (IGF)
Short-Term Government Fund - Investor Class (BSTG)
Ultra(R) Fund - Investor Class (TCUL)
DELAWARE GROUP
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
DREYFUS CORPORATION
Appreciation Fund, Inc. (DAF)
Balanced Opportunity Fund - Class Z (DPBOZ)
Dreyfus S&P 500 Index Fund (DSPI)
Intermediate Term Income Fund - Class A (DPITIA)
Opportunistic Small Cap Fund (DROSC)
Third Century Fund, Inc. - Class Z (DTC)
FEDERATED INVESTORS
Bond Fund - Class F Shares (FBDF)
Equity Income Fund, Inc. - Class F Shares (FEQIF)
High Yield Trust (FHYT)
Intermediate Corporate Bond Fund - Service Shares (FIIF)
FIDELITY INVESTMENTS
Advisor Balanced Fund - Class A (FABA)
Advisor Balanced Fund - Class T (FAB)
Advisor Equity Growth Fund - Class A (FAEGA)
Advisor Equity Income Fund - Class A (FAEIA)
Advisor Equity Income Fund - Class T (FAEI)
Advisor Growth Opportunities Fund - Class A (FAGOA)
Advisor Growth Opportunities Fund - Class T (FAGO)
Advisor High Income Advantage Fund - Class T (FAHY)
Advisor Overseas Fund - Class A (FAOA)
Asset Manager 50% (FAM)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Balance Sheet Investment Fund - Class A (FRBSI)
Foreign Fund - Class A (TFF)
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
Small-Mid Cap Growth Fund - Class A (FSCG)
INVESCO INVESTMENTS
Real Estate Fund - Class A (AREA)
Small Cap Growth Fund - Investor Class (ASCGI)
JANUS FUNDS
Janus Balanced Fund - Class S (JBS)
Class T (JF)
Janus Overseas Fund - Class S (JOS)
Janus Twenty Fund - Class T (JTF)
Global Research Fund - Class T (JWF)
Global Research Fund - Class S (JWS)
LAZARD FUNDS
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS Strategic Income Fund - Class A (MSI)
NATIONWIDE FUNDS GROUP
Bond Fund - Institutional Service Class (NBF)
Bond Index Fund - Class A (NBIXA)
Fund - Class A (NFA)
Nationwide Fund - Institutional Service Class (NF)
Government Bond Fund - Institutional Service Class (NGBF)
Nationwide Growth Fund - Institutional Class (NGF)
International Index Fund - Class A (NIIXA)
Investor Destinations Aggressive Fund - Service Class (IDAS)
Investor Destinations Conservative Fund - Service Class (IDCS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

Investor Destinations Moderate Fund - Service Class (IDMS)
Investor Destinations Moderately Aggressive Fund -Service Class (IDMAS)
Investor Destinations Moderately Conservative Fund -Service Class (IDMCS)
Mid Cap Market Index Fund - Class A (NMCIXA)
Money Market Fund - Prime Shares (MMF)
Money Market Fund - Service Class (MMFR)
Nationwide Growth Fund - Class A (NGFA)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)*
NVIT Cardinal Moderately Conservative Fund -Class II (NVCMC2)*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund -Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund -Class II (GVDMC)
NVIT Money Market Fund - Class I (SAM)*
NVIT Multi-Manager International Growth Fund -Class VI (NVMIG6)
S&P 500 Index Fund - Service Class (NIXR)
Small Cap Index Fund - Class A (NSCIXA)
Templeton NVIT International Value Fund - Class III (NVTIV3)
NEUBERGER & BERMAN MANAGEMENT, INC.
Genesis Fund - Trust Class (NBGST)
Guardian Fund - Investor Class (NBGF)
Guardian Fund - Trust Class (NBGT)
Large Cap Value Fund: Investor Class (PF)
Large Cap Value Fund: Trust Class (NBPT)
Short Duration Bond Fund - Investor Class (NLMB)
Socially Responsive Fund - Trust Class (NBSRT)
OPPENHEIMER FUNDS
Capital Appreciation Fund- Class A (OCAF)
Global Fund- Class A (OGF)
Global Strategic Income Fund - Class A (OSI)
PIMCO FUNDS
PIMCO Total Return Fund - Class A (PMTRA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International Fund - Class IV (ACVI4)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Capital & Income Fund (FCI)
Equity-Income Fund (FEI)
High Income Portfolio - Initial Class (FHIP)
Magellan(R) Fund (FMG)
Puritan Fund (FPR)
VIP Overseas Portfolio - Service Class 2 R (FO2R)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU
Templeton Foreign Securities Fund - Class 3 (TIF3)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Global Securities Fund/VA - Class 4 (OVGS4)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Voyager Fund - Class A (PVF)
PUTNAM INVESTMENTS
Putnam International Equity Fund - Class A (PUIGA)
VIRTUS MUTUAL FUNDS
Virtus Balanced Fund: Class A (PBF)
WADDELL & REED, INC.
Advisors Small Cap Fund - Class A (WRASCA)
WELLS FARGO FUNDS
Wells Fargo Advantage Funds -Common Stock Fund: Investor Class (SCS)
Advantage Funds - Enterprise Fund - Investor Class (SE)
Advantage Growth Fund - Investor Class (SGR)
Advantage - Large Cap Core - Investor Class (WFLCCI)
Advantage Large Cap Growth Fund - Investor Class (STR)
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor	Destination IA
Variable Account Charges - Recurring	1.30%	1.20%	1.20%
CDSC Options:
Seven Year CDSC		(0.25%)
Five Year CDSC		(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

Maximum Variable Account Charges*	1.30%	2.55%	1.20%

*The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA

0.95%	$148,655	$64	$3,471	$2,864	$463	$-	$-	$253
1.00%	3,924	-	296	74	-	-	-	-
1.05%	3,001	-	-	25	-	-	-	-
1.10%	74,359	72	1,335	1,615	727	-	-	-
1.15%	34,870	15	761	115	-	-	-	-
1.20%	210,145	355	3,201	3,990	1,714	-	-	643
1.25%	26,373	39	298	262	457	-	-	57
1.30%	1,894,374	-	103	18,268	14,344	8,244	20,467	-
1.35%	43,886	2,456	583	687	32	-	-	-
1.40%	34,330	334	1,181	786	118	-	-	50
1.45%	147,639	222	2,263	1,576	586	-	-	149
1.50%	27,426	-	185	223	5	-	-	66
1.55%	110	-	-	6	-	-	-	-
1.60%	2,503	-	63	5	-	-	-	-
1.65%	10,357	-	256	-	-	-	-	-
1.70%	5,834	-	-	-	-	-	-	-
1.75%	488	-	-	-	-	-	-	-
1.80%	344	-	-	-	-	-	-	-
1.90%	855	-	-	-	-	-	-	-
2.05%	25	4	-	-	-	-	-	-

Totals	$2,669,498	$3,561	$13,996	$30,496	$18,446	$8,244	$20,467	$1,218

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF

0.95%	$-	$685	$4,289	$-	$3,589	$2,978	$-	$1,989
1.00%	-	-	121	-	830	58	-	56
1.05%	-	-	617	-	-	-	-	-
1.10%	-	3,170	2,043	-	213	1,042	-	998
1.15%	-	974	390	-	633	335	-	9
1.20%	-	2,160	5,209	-	721	4,922	-	6,767
1.25%	-	123	651	-	137	184	-	461
1.30%	6,898	64,660	100	37,737	12,447	69,747	13,449	21,814
1.35%	-	168	810	-	40	785	-	1,416
1.40%	-	661	1,924	-	66	607	-	381
1.45%	-	3,499	1,668	-	3,038	1,958	-	1,397
1.50%	-	377	437	-	102	471	-	1,053
1.55%	-	-	21	-	-	-	-	-
1.60%	-	-	1	-	40	10	-	-
1.65%	-	-	1,145	-	90	116	-	177
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	150	-	15	-	-	8
2.05%	-	-	-	-	-	-	-	-

	$6,898	$76,477	$19,576	$37,737	$21,961	$83,213	$13,449	$36,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT

0.95%	$1,117	$-	$-	$109	$483	$1,021	$131	$13,345
1.00%	-	-	-	-	-	-	-	29
1.05%	116	-	-	-	-	-	-	-
1.10%	-	-	-	-	1	41	-	220
1.15%	49	-	-	52	-	-	-	816
1.20%	751	-	-	232	430	1,896	75	3,067
1.25%	46	-	-	59	207	321	281	284
1.30%	6,708	138,024	19,061	-	6,406	22,351	-	19,784
1.35%	125	-	-	14	-	23	6	440
1.40%	16	-	-	-	-	-	-	567
1.45%	1,324	-	-	16	209	1,417	83	2,311
1.50%	38	-	-	277	-	-	-	394
1.55%	-	-	-	-	-	-	-	-
1.60%	6	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	15	-	81
2.05%	-	-	-	-	-	16	-	-

	$10,296	$138,024	$19,061	$759	$7,736	$27,101	$576	$41,338

	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO

0.95%	$869	$294	$-	$1,300	$3,590	$-	$606	$-
1.00%	-	-	-	-	19	-	-	-
1.05%	-	108	-	-	407	-	-	-
1.10%	750	-	-	870	600	-	242	-
1.15%	46	-	-	142	867	-	196	-
1.20%	1,885	128	-	2,120	5,334	-	3,486	-
1.25%	43	398	-	315	1,436	-	124	-
1.30%	-	-	17,927	37	57	23,158	-	28,641
1.35%	1,023	148	-	342	1,669	-	254	-
1.40%	159	9	-	279	2,046	-	300	-
1.45%	502	190	-	2,560	6,618	-	753	-
1.50%	417	271	-	315	1,134	-	424	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	159	-	-	-
1.65%	520	-	-	285	992	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	31	-	-	-
1.90%	-	-	-	-	147	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$6,214	$1,546	$17,927	$8,565	$25,106	$23,158	$6,385	$28,641

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA

0.95%	$161	$32	$-	$2,925	$980	$5,169	$3,035	$2,225
1.00%	34	-	-	30	-	107	128	501
1.05%	-	-	-	-	65	118	483	-
1.10%	1	-	-	1,141	213	1,007	678	993
1.15%	-	-	-	660	-	1,388	59	938
1.20%	1,006	19	-	5,949	880	8,091	2,451	3,011
1.25%	40	-	-	881	6	837	659	443
1.30%	7,529	-	22,676	85	12,457	32,224	24	36
1.35%	-	6	-	1,057	120	1,333	295	590
1.40%	-	-	-	1,709	256	794	1,248	973
1.45%	33	1	-	7,601	553	4,873	1,946	2,503
1.50%	-	-	-	490	2	915	722	48
1.55%	-	-	-	30	-	27	-	-
1.60%	-	-	-	4	-	272	133	9
1.65%	-	-	-	925	57	753	534	64
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	32	38	-
1.90%	8	-	-	-	-	92	-	11
2.05%	-	-	-	-	-	-	-	-

	$8,812	$58	$22,676	$23,487	$15,589	$58,032	$12,433	$12,345

	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC

0.95%	$1,657	$3,528	$1,310	$582	$1,908	$15	$492	$420
1.00%	29	-	16	-	-	-	16	-
1.05%	-	-	269	-	-	-	-	-
1.10%	1	-	301	3	965	44	-	1
1.15%	346	2,994	80	-	-	-	-	-
1.20%	1,406	4,373	1,378	599	4,227	159	1,115	43
1.25%	531	1,316	302	-	1,136	264	156	44
1.30%	21	47	42,340	-	180,423	25,389	-	30,893
1.35%	87	364	285	479	364	-	431	-
1.40%	19	490	48	420	969	-	40	-
1.45%	279	675	365	88	1,254	63	840	330
1.50%	454	556	5	219	193	-	2	-
1.55%	-	-	-	-	-	-	-	-
1.60%	13	-	-	-	46	-	-	-
1.65%	47	401	35	-	96	-	62	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	9	-	1	-	-	66
2.05%	-	-	-	-	-	-	-	-

	$4,890	$14,744	$46,743	$2,390	$191,582	$25,934	$3,154	$31,797

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA

0.95%	$-	$376	$436	$745	$226	$2,460	$210	$-
1.00%	-	95	-	-	-	-	-	-
1.05%	-	167	-	-	-	57	-	-
1.10%	-	1	172	984	244	628	-	28
1.15%	-	-	287	159	260	806	-	-
1.20%	-	86	1,439	1,848	878	4,573	65	18
1.25%	-	86	42	39	332	44	-	1
1.30%	19,016	16,018	66	8,608	29,366	25,363	3,780	-
1.35%	-	-	135	229	89	774	1	1
1.40%	-	-	59	82	96	1,431	-	-
1.45%	-	1,088	2,217	1,273	763	2,373	8	5
1.50%	-	-	130	111	22	11	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	12	-	-	-	-
1.65%	-	-	23	5	16	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	14	-	-	-	36	-	-
2.05%	-	4	-	-	-	-	-	-

	$19,016	$17,935	$5,006	$14,095	$32,292	$38,556	$4,064	$53

	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR

0.95%	$1,047	$3,359	$6,427	$7,639	$1,487	$2,509	$-	$8,298
1.00%	-	-	-	-	-	75	-	97
1.05%	-	-	-	-	-	-	-	-
1.10%	724	-	5,275	1,236	3,082	566	-	12,122
1.15%	375	63	3,838	425	579	1,030	-	1,129
1.20%	5,227	2,560	13,380	15,294	3,447	3,022	-	8,437
1.25%	927	10	1,616	515	980	36	-	1,123
1.30%	-	-	100	33	-	40	108,624	190
1.35%	2,914	533	1,963	5,491	945	485	-	2,050
1.40%	1,284	-	248	1,374	494	940	-	585
1.45%	4,911	3,091	14,323	10,347	5,000	1,984	-	6,671
1.50%	879	45	3,067	3,603	89	633	-	2,216
1.55%	-	-	-	-	-	-	-	-
1.60%	20	567	250	123	257	-	-	355
1.65%	112	-	899	159	-	106	-	14
1.70%	-	-	5,082	-	-	-	-	752
1.75%	-	-	470	-	-	-	-	18
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	19	20	-	-	-	54
2.05%	-	-	-	-	-	-	-	-

	$18,420	$10,228	$56,957	$46,259	$16,360	$11,426	$108,624	$44,111

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR

0.95%	$386	$-	$-	$126	$-	$-	$-	$2,720
1.00%	-	-	-	-	-	-	-	189
1.05%	-	-	-	-	-	-	-	-
1.10%	161	-	-	400	-	-	-	1,902
1.15%	-	-	-	93	-	-	-	357
1.20%	358	-	-	819	-	-	210	5,645
1.25%	159	-	-	20	-	-	5	1,132
1.30%	4,303	18,487	5,270	31,600	38,322	12,189	1,430	18,653
1.35%	111	-	-	7	-	-	30	833
1.40%	35	-	-	-	-	-	-	38
1.45%	480	-	-	1,085	-	-	13	3,966
1.50%	-	-	-	-	-	-	-	1,628
1.55%	-	-	-	-	-	-	-	-
1.60%	6	-	-	-	-	-	-	16
1.65%	-	-	-	-	-	-	-	35
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	105
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1

	$5,999	$18,487	$5,270	$34,150	$38,322	$12,189	$1,688	$37,220

	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB

0.95%	$833	$-	$6,871	$-	$421	$-	$374	$-
1.00%	-	-	70	-	-	-	346	-
1.05%	-	-	-	-	-	-	-	-
1.10%	357	-	6,226	-	336	-	76	-
1.15%	113	-	552	-	-	-	-	-
1.20%	2,359	11	15,007	-	940	-	986	-
1.25%	327	-	1,495	-	-	-	85	-
1.30%	-	1,830	73,237	20,320	-	39,251	-	8,053
1.35%	525	34	2,443	-	38	-	-	-
1.40%	334	60	3,210	-	10	-	-	-
1.45%	1,189	-	4,043	-	437	-	466	-
1.50%	181	-	757	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	60	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	1	-	-	-	1	-
2.05%	-	-	-	-	-	-	-	-

	$6,278	$1,935	$113,912	$20,320	$2,182	$39,251	$2,334	$8,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI

0.95%	$1,259	$2,354	$2,374	$6,138	$4,890	$231	$-	$-
1.00%	57	-	-	52	256	-	-	-
1.05%	-	77	468	-	-	-	-	-
1.10%	4,691	1,003	1,531	770	2,223	383	-	-
1.15%	331	819	-	156	7,207	339	-	-
1.20%	1,122	4,166	1,692	2,300	7,047	1,450	-	-
1.25%	30	285	557	417	901	23	-	-
1.30%	4,887	-	46,793	15	1,144	14,823	5,200	76,772
1.35%	227	514	248	907	1,658	704	-	-
1.40%	711	429	689	724	1,584	214	-	-
1.45%	1,629	1,306	915	2,296	5,952	773	-	-
1.50%	237	510	557	400	323	15	-	-
1.55%	-	-	-	-	20	-	-	-
1.60%	-	13	14	24	11	4	-	-
1.65%	-	420	-	-	1,694	21	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	28	-	-	110	-	-	-
1.90%	-	-	63	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$15,181	$11,924	$55,901	$14,199	$35,020	$18,980	$5,200	$76,772

	FHIP	FMG	FPR	FO2R	TIF3	OVGS4	PVF	PUIGA

0.95%	$-	$-	$-	$636	$2,877	$4,563	$717	$-
1.00%	-	-	-	-	57	125	52	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	854	869	1,918	185	-
1.15%	-	-	-	164	630	1,493	684	-
1.20%	-	-	-	2,151	2,402	6,249	631	-
1.25%	-	-	-	44	480	712	-	-
1.30%	62	90,595	71,046	16,858	24,451	42,761	-	-
1.35%	-	-	-	249	221	1,302	194	-
1.40%	-	-	-	108	1,078	638	-	-
1.45%	-	-	-	1,214	1,848	4,125	254	64
1.50%	-	-	-	58	72	1,164	17	1
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	48	9	-	-
1.65%	-	-	-	29	34	175	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	33	-	-
2.05%	-	-	-	-	-	-	-	-

	$62	$90,595	$71,046	$22,365	$35,067	$65,267	$2,734	$65

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	PBF	WRASCA	SCS	SE	SGR	WFLCCI	STR	WFAIVD

0.95%	$-	$1,355	$1,820	$224	$2,827	$420	$-	$-
1.00%	-	28	-	-	61	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	2,165	156	49	3,034	-	-	-
1.15%	-	297	-	95	724	-	-	-
1.20%	-	2,631	3,851	989	1,856	227	-	-
1.25%	-	297	281	-	305	-	-	-
1.30%	12,217	-	23,752	-	-	-	24,950	8,254
1.35%	-	65	122	108	1,099	25	-	-
1.40%	-	500	39	95	407	36	-	-
1.45%	-	1,012	1,588	761	3,373	35	-	-
1.50%	-	23	729	32	20	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	8	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	11	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$12,217	$8,381	$32,349	$2,353	$13,706	$743	$24,950	$8,254

	WFEVAD	IDF

0.95%	$-	$1,071
1.00%	-	20
1.05%	-	24
1.10%	-	721
1.15%	-	-
1.20%	-	979
1.25%	-	269
1.30%	1,497	19,572
1.35%	-	180
1.40%	-	348
1.45%	-	1,018
1.50%	-	101
1.55%	-	6
1.60%	-	5
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.90%	-	-
2.05%	-	-

	$1,497	$24,314

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $473,832 and $329,700, respectively, and total transfers from the Account to the fixed account were $1,959,093 and $1,274,354, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $1,131 and $105,675 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$221,709,590	$0	$0	$221,709,590

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$47,329	$64,995
Growth and Income Fund - Class A (VKGIA)	205,830	354,515
Invesco Mid Cap Growth Fund - Class A (VKGA)	4,222,477	605,668
Aberdeen Small Cap Fund - Class A (PRSCA)	96,933	236,670
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	36,630	191,022
U.S. Equity Fund - Institutional Service Class (ADUES)	108,254	154,897
American Century International Growth Fund - Class A (TCIGA)	3,070	15,174
American Century International Growth Fund - Investor Class (TCIGR)	19,233	145,853
Growth Fund - Investor Class (TCG)	854,474	1,531,599
Income & Growth Fund - Class A (ACIGA)	104,632	372,684
Income & Growth Fund - Investor Class (IGF)	308,737	289,145
Short-Term Government Fund - Investor Class (BSTG)	214,420	742,518
Ultra(R) Fund - Investor Class (TCUL)	572,958	1,095,336
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	342,270	315,443
Appreciation Fund, Inc. (DAF)	264,154	537,551
Balanced Opportunity Fund - Class Z (DPBOZ)	78,203	133,930
Dreyfus S&P 500 Index Fund (DSPI)	870,529	942,769
Intermediate Term Income Fund - Class A (DPITIA)	112,803	215,224
Opportunistic Small Cap Fund (DROSC)	144,473	46,506
Third Century Fund, Inc. - Class Z (DTC)	84,457	113,447
Bond Fund - Class F Shares (FBDF)	303,744	475,607
Equity Income Fund, Inc. - Class F Shares (FEQIF)	6,113	12,570
High Yield Trust (FHYT)	1,321,103	992,134
Intermediate Corporate Bond Fund - Service Shares (FIIF)	122,081	307,691
Advisor Balanced Fund - Class A (FABA)	6,685	42,096
Advisor Balanced Fund - Class T (FAB)	119,643	75,767
Advisor Equity Growth Fund - Class A (FAEGA)	22,325	59,946
Advisor Equity Income Fund - Class A (FAEIA)	144,830	342,620
Advisor Equity Income Fund - Class T (FAEI)	68,741	419,198
Advisor Growth Opportunities Fund - Class A (FAGOA)	5,172	51,117
Advisor Growth Opportunities Fund - Class T (FAGO)	196,320	302,432
Advisor High Income Advantage Fund - Class T (FAHY)	47,755	107,394
Advisor Overseas Fund - Class A (FAOA)	65	2,213
Asset Manager 50% (FAM)	180,656	313,200
Balance Sheet Investment Fund - Class A (FRBSI)	267,869	602,305
Foreign Fund - Class A (TFF)	62,376	141,703
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	252,934	717,712
Small-Mid Cap Growth Fund - Class A (FSCG)	166,165	176,771
Real Estate Fund - Class A (AREA)	327,963	366,852
Small Cap Growth Fund - Investor Class (ASCGI)	73,826	46,558

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

Janus Balanced Fund - Class S (JBS)	$224,914	$321,677
Class T (JF)	105,558	405,525
Janus Overseas Fund - Class S (JOS)	12,883	111,835
Janus Twenty Fund - Class T (JTF)	3,881,344	1,881,782
Global Research Fund - Class T (JWF)	9,861	220,906
Global Research Fund - Class S (JWS)	22,346	35,811
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	653,442	382,552
MFS Strategic Income Fund - Class A (MSI)	181,801	231,171
Bond Fund - Institutional Service Class (NBF)	186,686	261,865
Bond Index Fund - Class A (NBIXA)	50,558	73,845
Fund - Class A (NFA)	10,763	201,969
Nationwide Fund - Institutional Service Class (NF)	92,399	284,088
Government Bond Fund - Institutional Service Class (NGBF)	161,838	1,348,105
Nationwide Growth Fund - Institutional Class (NGF)	31,635	65,066
International Index Fund - Class A (NIIXA)	109	1,984
Investor Destinations Aggressive Fund - Service Class (IDAS)	109,450	373,938
Investor Destinations Conservative Fund - Service Class (IDCS)	186,901	248,433
Investor Destinations Moderate Fund - Service Class (IDMS)	480,496	1,458,852
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	342,706	378,073
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	235,127	514,951
Mid Cap Market Index Fund - Class A (NMCIXA)	310,640	242,909
Money Market Fund - Prime Shares (MMF)	3,609,104	4,450,286
Money Market Fund - Service Class (MMFR)	962,644	1,186,211
Nationwide Growth Fund - Class A (NGFA)	165,921	166,204
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	213,671	156,751
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	254,742	284,870
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	475,141	328,799
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	381,264	601,467
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	103,980	113,989
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	65,167	24,835
S&P 500 Index Fund - Service Class (NIXR)	714,710	493,322
Small Cap Index Fund - Class A (NSCIXA)	54,646	115,313
Templeton NVIT International Value Fund - Class III (NVTIV3)	147,217	32,019
Genesis Fund - Trust Class (NBGST)	1,032,833	1,748,157
Guardian Fund - Investor Class (NBGF)	254,481	298,018
Guardian Fund - Trust Class (NBGT)	23,727	42,535
Large Cap Value Fund: Investor Class (PF)	606,337	187,428
Large Cap Value Fund: Trust Class (NBPT)	55,239	8,438
Short Duration Bond Fund - Investor Class (NLMB)	82,535	147,520
Socially Responsive Fund - Trust Class (NBSRT)	390,594	164,024
Capital Appreciation Fund- Class A (OCAF)	79,429	113,852
Global Fund- Class A (OGF)	164,872	587,654
Global Strategic Income Fund - Class A (OSI)	694,314	1,578,828
PIMCO Total Return Fund - Class A (PMTRA)	252,969	640,664
VP International Fund - Class IV (ACVI4)	115,315	280,317
Capital & Income Fund (FCI)	21,963	90,097
Equity-Income Fund (FEI)	688,620	1,005,534
High Income Portfolio - Initial Class (FHIP)	170	17,481
Magellan(R) Fund (FMG)	674,411	796,534
Puritan Fund (FPR)	801,887	479,860
VIP Overseas Portfolio - Service Class 2 R (FO2R)	406,496	247,901
Templeton Foreign Securities Fund - Class 3 (TIF3)	864,440	1,078,584
Global Securities Fund/VA - Class 4 (OVGS4)	569,011	808,160
Voyager Fund - Class A (PVF)	33,762	69,544
Putnam International Equity Fund - Class A (PUIGA)	37	69
Virtus Balanced Fund: Class A (PBF)	244,904	379,026
Advisors Small Cap Fund - Class A (WRASCA)	231,783	155,326
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)	390,361	435,914
Advantage Funds - Enterprise Fund - Investor Class (SE)	60,469	11,429
Advantage Growth Fund - Investor Class (SGR)	311,960	249,961
Advantage - Large Cap Core - Investor Class (WFLCCI)	79,244	39,092
Advantage Large Cap Growth Fund - Investor Class (STR)	290,585	195,802
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)	754,855	52,373
Equity Value Fund - Administrative Class (obsolete) (WFEVAD)	87,525	711,827
Dynamics Fund - Investor Class (obsolete) (IDF)	132,131	4,193,793

Total	$37,225,155	$47,475,977

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity and Income Fund - Class A (VKEIA)
2013	0.95% to 2.05%	21,112	$12.90 to $ 12.53	$269,661	1.94%	23.77% to 22.40%
2012	0.95% to 2.05%	23,806	10.42 to 10.23	246,545	2.46%	11.81% to 10.56%
2011	0.95% to 2.05%	9,998	9.32 to 9.26	92,977	1.49%	-6.80% to -7.44%	****
Growth and Income Fund - Class A (VKGIA)
2013	0.95% to 1.65%	53,893	23.97 to 22.23	1,259,679	1.29%	32.57% to 31.64%
2012	0.95% to 1.65%	62,426	18.08 to 16.88	1,105,642	1.54%	13.49% to 12.68%
2011	0.95% to 1.65%	86,270	15.93 to 14.98	1,354,117	1.26%	-3.02% to -3.70%
2010	0.95% to 1.75%	107,293	16.43 to 15.44	1,738,936	1.27%	11.58% to 10.68%
2009	0.95% to 1.75%	145,665	14.72 to 13.95	2,118,535	1.53%	23.08% to 22.09%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2013	0.95% to 1.65%	165,074	30.92 to 28.67	4,935,643	0.00%	35.71% to 34.75%
2012	0.95% to 1.50%	30,739	22.79 to 21.59	688,689	0.00%	10.70% to 10.09%
2011	0.95% to 1.50%	37,463	20.58 to 19.61	759,645	0.00%	-9.97% to -10.47%
2010	0.95% to 1.50%	39,537	22.86 to 21.91	892,283	0.00%	26.13% to 25.44%
2009	0.95% to 1.50%	50,066	18.12 to 17.46	897,880	0.00%	57.79% to 56.92%
Aberdeen Small Cap Fund - Class A (PRSCA)
2013	0.95% to 1.50%	50,050	29.09 to 26.95	1,637,389	0.00%	40.80% to 40.02%
2012	0.95% to 1.50%	54,658	20.66 to 19.25	1,270,753	0.00%	12.98% to 12.35%
2011	0.95% to 1.50%	65,597	18.28 to 17.13	1,358,086	0.33%	-7.22% to -7.73%
2010	0.95% to 1.50%	81,745	19.71 to 18.57	1,843,302	0.36%	26.51% to 25.81%
2009	0.95% to 1.50%	103,567	15.58 to 14.76	1,836,852	0.00%	36.22% to 35.47%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2013	1.30%	50,873	11.10	564,456	1.28%	-4.33%
2012	1.30%	64,761	11.60	751,061	1.11%	3.32%
2011	1.30%	69,098	11.22	775,593	3.12%	2.46%
2010	1.30%	80,749	10.96	884,615	5.34%	3.84%
2009	1.30%	89,576	10.55	945,003	1.40%	5.50%	****
U.S. Equity Fund - Institutional Service Class (ADUES)
2013	1.30%	111,074	15.53	1,724,931	1.07%	25.99%
2012	1.30%	115,225	12.33	1,420,282	1.04%	14.83%
2011	1.30%	136,054	10.73	1,460,438	0.22%	7.34%	****
American Century International Growth Fund - Class A (TCIGA)
2013	0.95% to 1.50%	9,349	11.64 to 10.79	105,277	0.97%	21.40% to 20.72%
2012	0.95% to 1.50%	10,666	9.59 to 8.94	99,315	1.46%	20.43% to 19.76%
2011	0.95% to 1.50%	12,184	7.97 to 7.46	94,360	0.74%	-12.91% to -13.39%
2010	0.95% to 1.50%	12,326	9.15 to 8.62	109,871	0.90%	12.38% to 11.76%
2009	0.95% to 1.50%	12,624	8.14 to 7.71	100,366	0.61%	32.46% to 31.73%
American Century International Growth Fund - Investor Class (TCIGR)
2013	1.30%	16,745	33.13	554,689	1.49%	21.35%
2012	1.30%	21,618	27.30	590,110	1.79%	20.28%
2011	1.30%	26,185	22.69	594,261	1.22%	-12.99%
2010	1.30%	31,164	26.08	812,813	1.42%	12.22%
2009	1.30%	35,850	23.24	833,179	0.96%	32.28%
Growth Fund - Investor Class (TCG)
2013	0.95% to 1.50%	134,560	11.32 to 10.49	6,073,758	0.36%	28.14% to 27.43%
2012	0.95% to 1.50%	144,835	8.83 to 8.23	5,593,908	0.87%	12.83% to 12.20%
2011	0.95% to 1.50%	171,700	7.83 to 7.34	5,522,792	0.46%	-1.84% to -2.38%
2010	0.95% to 1.50%	173,962	7.97 to 7.51	5,990,131	0.36%	16.52% to 15.87%
2009	0.95% to 1.50%	189,765	6.84 to 6.48	5,481,556	0.29%	34.19% to 33.45%
Income & Growth Fund - Class A (ACIGA)
2013	0.95% to 1.90%	126,524	14.25 to 12.49	1,745,830	1.98%	34.09% to 32.81%
2012	0.95% to 1.90%	149,912	10.63 to 9.40	1,544,799	1.87%	13.21% to 12.12%
2011	0.95% to 1.90%	156,001	9.39 to 8.39	1,424,932	1.31%	1.75% to 0.77%
2010	0.95% to 1.90%	170,813	9.22 to 8.32	1,536,531	1.19%	12.75% to 11.67%
2009	0.95% to 1.90%	185,704	8.18 to 7.45	1,483,938	1.97%	16.46% to 15.35%
Income & Growth Fund - Investor Class (IGF)
2013	1.30%	115,075	28.52	3,281,439	2.29%	33.96%
2012	1.30%	115,520	21.29	2,459,020	2.08%	13.03%
2011	1.30%	134,955	18.83	2,541,597	1.55%	1.68%
2010	1.30%	153,519	18.52	2,843,369	1.43%	12.62%
2009	1.30%	175,496	16.45	2,886,200	2.22%	16.39%
Short-Term Government Fund - Investor Class (BSTG)
2013	0.95% to 1.90%	77,831	13.45 to 11.79	1,508,883	0.21%	-1.35% to -2.30%
2012	0.95% to 1.90%	108,398	13.63 to 12.07	2,048,340	0.33%	-0.66% to -1.61%
2011	0.95% to 1.90%	110,359	13.72 to 12.26	2,123,419	0.76%	0.58% to -0.39%
2010	0.95% to 1.90%	118,333	13.65 to 12.31	2,342,931	1.02%	1.30% to 0.33%
2009	0.95% to 1.90%	136,216	13.47 to 12.27	2,521,535	1.84%	1.72% to 0.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ultra(R) Fund - Investor Class (TCUL)
2013	0.95% to 1.65%	292,723	$11.32 to $ 10.27	$7,193,793	0.32%	35.61% to 34.66%
2012	0.95% to 1.65%	328,206	8.35 to 7.63	5,953,373	0.48%	13.09% to 12.29%
2011	0.95% to 1.65%	376,005	7.38 to 6.79	6,007,201	0.00%	0.23% to -0.47%
2010	0.95% to 1.65%	421,165	7.36 to 6.83	6,649,134	0.22%	15.46% to 14.64%
2009	0.95% to 1.65%	467,772	6.38 to 5.95	6,451,550	0.52%	34.07% to 33.13%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2013	1.30%	51,699	19.49	1,007,394	6.65%	7.67%
2012	1.30%	53,365	18.10	965,740	7.53%	16.19%
2011	1.30%	43,302	15.58	674,459	8.10%	0.87%
2010	1.30%	48,155	15.44	743,548	8.90%	15.15%
2009	1.30%	51,698	13.41	693,236	6.31%	34.09%	****
Appreciation Fund, Inc. (DAF)
2013	0.95% to 1.90%	178,829	14.53 to 12.74	3,000,290	1.74%	20.30% to 19.14%
2012	0.95% to 1.90%	201,744	12.08 to 10.69	2,764,269	1.64%	9.13% to 8.08%
2011	0.95% to 1.90%	221,462	11.07 to 9.89	2,788,053	1.43%	6.60% to 5.58%
2010	0.95% to 1.90%	224,836	10.39 to 9.37	2,647,383	1.19%	14.16% to 13.07%
2009	0.95% to 1.90%	252,934	9.10 to 8.29	2,619,402	2.05%	19.86% to 18.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balanced Opportunity Fund - Class Z (DPBOZ)
2013	0.95% to 1.60%	61,290	$14.23 to 13.41	$848,406	0.99%	20.01% to 19.22%
2012	0.95% to 1.60%	66,287	11.86 to 11.25	766,707	1.20%	12.35% to 11.61%
2011	0.95% to 1.60%	73,716	10.56 to 10.08	761,263	1.26%	-2.67% to -3.31%
2010	0.95% to 1.60%	93,691	10.85 to 10.42	997,784	1.44%	12.23% to 11.49%
2009	0.95% to 1.60%	109,528	9.67 to 9.35	1,041,825	1.86%	20.86% to 20.07%
Dreyfus S&P 500 Index Fund (DSPI)
2013	1.30%	267,603	44.00	11,773,528	1.64%	30.05%
2012	1.30%	276,731	33.83	9,362,126	1.78%	13.95%
2011	1.30%	308,314	29.69	9,153,730	1.50%	0.33%
2010	1.30%	333,365	29.59	9,864,563	1.53%	13.07%
2009	1.30%	359,565	26.17	9,409,875	1.85%	24.40%
Intermediate Term Income Fund - Class A (DPITIA)
2013	1.30%	107,842	12.57	1,355,191	2.36%	-2.59%
2012	1.30%	117,378	12.90	1,514,251	2.33%	5.79%
2011	1.30%	126,265	12.19	1,539,777	2.93%	5.92%
2010	1.30%	134,162	11.51	1,544,674	3.80%	7.60%
2009	1.30%	148,448	10.70	1,588,436	4.80%	15.58%
Opportunistic Small Cap Fund (DROSC)
2013	0.95% to 1.50%	6,750	18.76 to 18.54	125,788	0.00%	46.38% to 45.57%
2012	1.20% to 1.25%	1,580	12.78 to 12.77	20,186	0.00%	19.28% to 19.22%
2011	1.20% to 1.25%	735	10.71	7,873	0.00%	7.12% to 7.11%	****
Third Century Fund, Inc. - Class Z (DTC)
2013	0.95% to 1.45%	28,649	10.07 to 9.40	650,096	1.21%	32.81% to 32.14%
2012	0.95% to 1.45%	30,148	7.58 to 7.11	526,210	0.67%	10.60% to 10.04%
2011	0.95% to 1.45%	31,777	6.86 to 6.46	531,455	0.64%	-0.26% to -0.76%
2010	0.95% to 1.50%	39,481	6.87 to 6.48	637,482	0.59%	13.41% to 12.78%
2009	0.95% to 1.50%	44,065	6.06 to 5.74	618,308	0.91%	32.03% to 31.30%
Bond Fund - Class F Shares (FBDF)
2013	0.95% to 2.05%	88,730	21.39 to 18.36	1,963,068	4.42%	-0.17% to -1.28%
2012	0.95% to 2.05%	99,418	21.42 to 18.60	2,212,934	4.89%	9.17% to 7.96%
2011	0.95% to 2.05%	84,745	19.62 to 17.23	1,737,713	5.39%	5.01% to 3.84%
2010	0.95% to 2.05%	103,684	18.69 to 16.59	2,029,593	6.06%	9.80% to 8.58%
2009	0.95% to 2.05%	103,439	17.02 to 15.28	1,847,181	6.38%	25.21% to 23.82%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2013	0.95% to 1.45%	4,171	13.90 to 13.00	56,170	1.41%	30.07% to 29.41%
2012	0.95% to 1.45%	5,018	10.69 to 10.04	52,061	2.78%	9.83% to 9.27%
2011	0.95% to 1.45%	11,965	9.73 to 9.19	112,671	2.61%	6.15% to 5.62%
2010	0.95% to 1.45%	12,695	9.17 to 8.70	112,991	2.73%	10.29% to 9.74%
2009	0.95% to 1.45%	12,993	8.31 to 7.93	105,337	2.96%	14.30% to 13.73%
High Yield Trust (FHYT)
2013	0.95% to 1.90%	165,948	23.11 to 20.26	3,677,026	5.23%	11.12% to 10.05%
2012	0.95% to 1.90%	157,579	20.80 to 18.41	3,126,738	6.44%	17.21% to 16.08%
2011	0.95% to 1.90%	137,795	17.75 to 15.86	2,325,698	6.65%	2.50% to 1.52%
2010	0.95% to 1.90%	190,156	17.31 to 15.62	3,183,303	7.00%	15.29% to 14.18%
2009	0.95% to 1.90%	343,037	15.02 to 13.68	5,038,389	7.99%	54.05% to 52.57%
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2013	0.95% to 1.90%	25,007	17.37 to 15.29	416,260	3.86%	0.00% to -0.96%
2012	0.95% to 1.90%	37,865	17.37 to 15.43	636,525	4.01%	8.33% to 7.28%
2011	0.95% to 1.90%	41,523	16.03 to 14.39	648,172	4.38%	1.90% to 0.92%
2010	0.95% to 1.90%	56,098	15.73 to 14.25	863,714	4.49%	6.02% to 5.00%
2009	0.95% to 1.90%	59,189	14.84 to 13.58	863,050	4.79%	15.64% to 14.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisor Balanced Fund - Class A (FABA)
2013	0.95% to 1.50%	7,548	$16.03 to $ 14.86	$116,485	1.04%	19.06% to 18.40%
2012	0.95% to 1.50%	10,391	13.47 to 12.55	135,160	1.26%	11.32% to 10.70%
2011	0.95% to 1.50%	17,211	12.10 to 11.34	202,783	1.45%	0.40% to -0.16%
2010	0.95% to 1.50%	23,021	12.05 to 11.35	270,598	1.64%	12.19% to 11.57%
2009	0.95% to 1.50%	28,453	10.74 to 10.18	299,710	1.99%	26.02% to 25.32%
Advisor Balanced Fund - Class T (FAB)
2013	1.30%	66,146	22.42	1,482,843	0.87%	18.39%
2012	1.30%	66,501	18.94	1,259,205	1.21%	10.64%
2011	1.30%	59,697	17.11	1,021,638	1.32%	-0.11%
2010	1.30%	63,448	17.13	1,087,007	1.43%	11.54%
2009	1.30%	70,667	15.36	1,085,420	1.84%	25.29%
Advisor Equity Growth Fund - Class A (FAEGA)
2013	0.95% to 1.65%	73,519	11.05 to 10.06	781,979	0.00%	34.35% to 33.40%
2012	0.95% to 1.65%	76,497	8.23 to 7.54	607,246	0.00%	13.10% to 12.30%
2011	0.95% to 1.65%	95,472	7.27 to 6.72	671,499	0.00%	-0.98% to -1.68%
2010	0.95% to 1.65%	103,042	7.35 to 6.83	734,881	0.00%	22.39% to 21.53%
2009	0.95% to 1.65%	124,740	6.00 to 5.62	730,621	0.00%	26.70% to 25.80%
Advisor Equity Income Fund - Class A (FAEIA)
2013	0.95% to 1.90%	113,997	19.00 to 16.65	2,073,968	1.96%	26.27% to 25.06%
2012	0.95% to 1.90%	126,885	15.04 to 13.32	1,832,057	2.47%	15.70% to 14.58%
2011	0.95% to 1.90%	150,911	13.00 to 11.62	1,896,404	1.98%	-0.52% to -1.47%
2010	0.95% to 1.90%	178,554	13.07 to 11.79	2,267,212	1.34%	12.22% to 11.14%
2009	0.95% to 1.90%	222,198	11.65 to 10.61	2,524,127	1.76%	23.33% to 22.14%
Advisor Equity Income Fund - Class T (FAEI)
2013	1.30%	62,482	28.65	1,789,970	1.69%	25.58%
2012	1.30%	76,388	22.81	1,742,583	2.26%	15.06%
2011	1.30%	82,492	19.83	1,635,451	1.75%	-1.09%
2010	1.30%	91,181	20.04	1,827,597	1.15%	11.66%
2009	1.30%	103,627	17.95	1,860,200	1.51%	22.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisor Growth Opportunities Fund - Class A (FAGOA)
2013	0.95% to 1.50%	46,725	$12.95 to 12.00	$582,728	0.00%	35.26% to 34.51%
2012	0.95% to 1.50%	50,561	9.57 to 8.92	467,341	0.00%	17.84% to 17.18%
2011	0.95% to 1.50%	44,584	8.12 to 7.61	349,256	0.00%	0.94% to 0.38%
2010	0.95% to 1.50%	51,072	8.05 to 7.58	398,386	0.00%	22.52% to 21.84%
2009	0.95% to 1.50%	54,119	6.57 to 6.22	345,902	0.47%	45.82% to 45.01%
Advisor Growth Opportunities Fund - Class T (FAGO)
2013	1.30%	114,109	22.02	2,512,346	0.00%	34.52%
2012	1.30%	118,799	16.37	1,944,381	0.00%	17.19%
2011	1.30%	127,085	13.97	1,774,960	0.00%	0.42%
2010	1.30%	137,050	13.91	1,906,065	0.00%	21.81%
2009	1.30%	152,316	11.42	1,739,069	0.23%	44.97%
Advisor High Income Advantage Fund - Class T (FAHY)
2013	0.95% to 1.90%	23,033	24.52 to 21.49	670,355	4.52%	9.02% to 7.97%
2012	0.95% to 1.90%	26,281	22.49 to 19.90	702,423	4.94%	16.98% to 15.85%
2011	0.95% to 1.90%	25,766	19.22 to 17.18	601,339	6.11%	-1.11% to -2.05%
2010	0.95% to 1.90%	29,851	19.44 to 17.54	702,816	6.72%	16.79% to 15.67%
2009	0.95% to 1.90%	36,159	16.64 to 15.16	727,082	6.50%	68.01% to 66.40%
Advisor Overseas Fund - Class A (FAOA)
2013	0.95% to 1.50%	409	14.16 to 13.15	5,729	0.77%	29.43% to 28.71%
2012	0.95% to 1.50%	592	10.94 to 10.22	6,362	1.50%	19.62% to 18.95%
2011	0.95% to 1.50%	678	9.14 to 8.59	6,087	1.33%	-18.65% to -19.10%
2010	0.95% to 1.50%	678	11.24 to 10.62	7,495	1.08%	12.02% to 11.40%
2009	0.95% to 1.50%	847	10.03 to 9.53	8,321	1.56%	25.11% to 24.42%
Asset Manager 50% (FAM)
2013	1.30%	55,673	29.32	1,632,199	1.40%	12.48%
2012	1.30%	63,385	26.07	1,652,169	1.58%	9.92%
2011	1.30%	67,768	23.71	1,607,050	1.77%	-1.93%
2010	1.30%	71,921	24.18	1,739,186	1.80%	12.04%
2009	1.30%	76,622	21.58	1,653,754	2.46%	29.24%
Balance Sheet Investment Fund - Class A (FRBSI)
2013	0.95% to 1.65%	66,572	29.94 to 27.26	1,908,757	1.16%	35.32% to 34.36%
2012	0.95% to 1.65%	87,231	22.13 to 20.29	1,861,773	1.43%	14.54% to 13.73%
2011	0.95% to 1.65%	109,046	19.32 to 17.84	2,042,848	0.50%	-7.25% to -7.90%
2010	0.95% to 1.65%	131,609	20.83 to 19.37	2,673,167	1.51%	20.69% to 19.84%
2009	0.95% to 1.65%	164,620	17.26 to 16.16	2,779,669	1.12%	21.43% to 20.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Fund - Class A (TFF)
2013	0.95% to 1.65%	45,279	$21.52 to $ 19.54	$1,311,578	1.40%	25.96% to 25.07%
2012	0.95% to 1.65%	50,054	17.09 to 15.62	1,157,090	2.25%	17.43% to 16.59%
2011	0.95% to 1.65%	54,681	14.55 to 13.40	1,079,973	2.10%	-13.54% to -14.15%
2010	0.95% to 1.65%	71,757	16.83 to 15.60	1,633,935	1.76%	7.47% to 6.71%
2009	0.95% to 1.65%	88,536	15.66 to 14.62	1,879,216	1.55%	48.31% to 47.26%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2013	0.95% to 1.90%	213,654	22.28 to 19.53	4,872,229	1.37%	26.53% to 25.32%
2012	0.95% to 1.90%	236,898	17.61 to 15.59	4,280,497	1.88%	13.66% to 12.56%
2011	0.95% to 1.90%	273,575	15.50 to 13.85	4,361,527	2.01%	-2.72% to -3.65%
2010	0.95% to 1.90%	326,468	15.93 to 14.37	5,359,725	2.77%	10.35% to 9.30%
2009	0.95% to 1.90%	370,806	14.43 to 13.15	5,518,368	2.20%	26.63% to 25.41%
Small-Mid Cap Growth Fund - Class A (FSCG)
2013	0.95% to 1.80%	87,928	13.46 to 11.96	1,142,548	0.00%	37.27% to 36.09%
2012	0.95% to 1.80%	100,576	9.81 to 8.79	955,270	0.00%	9.73% to 8.78%
2011	0.95% to 1.80%	115,534	8.94 to 8.08	1,002,423	0.00%	-5.80% to -6.60%
2010	0.95% to 1.80%	126,663	9.49 to 8.65	1,170,673	0.00%	27.22% to 26.12%
2009	0.95% to 1.90%	155,606	7.46 to 6.79	1,134,419	0.00%	41.81% to 40.45%
Real Estate Fund - Class A (AREA)
2013	0.95% to 1.90%	76,528	11.37 to 11.09	864,545	1.06%	0.82% to -0.15%
2012	0.95% to 1.90%	88,466	11.28 to 11.10	993,612	0.39%	15.44% to 14.33%
2011	0.95% to 1.90%	120,617	9.77 to 9.71	1,176,920	0.46%	-2.31% to -2.88%	****
Small Cap Growth Fund - Investor Class (ASCGI)
2013	0.95% to 1.65%	28,006	18.11 to 17.14	499,925	0.05%	38.58% to 37.61%
2012	0.95% to 1.65%	27,450	13.07 to 12.46	353,980	0.00%	17.21% to 16.38%
2011	0.95% to 1.65%	52,838	11.15 to 10.71	585,308	0.00%	-2.17% to -2.86%
2010	0.95% to 1.65%	31,371	11.40 to 11.02	354,081	0.00%	25.07% to 24.19%
2009	0.95% to 1.65%	44,299	9.11 to 8.87	400,977	0.00%	33.17% to 32.23%
Janus Balanced Fund - Class S (JBS)
2013	0.95% to 1.65%	81,019	16.23 to 15.72	1,301,744	1.43%	18.15% to 17.31%
2012	0.95% to 1.65%	89,940	13.73 to 13.40	1,226,845	2.19%	11.61% to 10.82%
2011	0.95% to 1.65%	98,460	12.31 to 12.09	1,206,245	1.83%	0.11% to -0.60%
2010	0.95% to 1.65%	92,967	12.29 to 12.16	1,139,235	1.95%	6.49% to 5.74%
2009	0.95% to 1.65%	102,509	11.54 to 11.50	1,182,271	0.65%	15.43% to 15.03%	****
Class T (JF)
2013	0.95% to 2.05%	182,285	9.10 to 7.81	4,008,881	0.33%	28.41% to 26.98%
2012	0.95% to 2.05%	198,550	7.09 to 6.15	3,390,414	0.59%	16.62% to 15.32%
2011	0.95% to 2.05%	226,017	6.08 to 5.33	3,341,605	0.41%	-6.77% to -7.81%
2010	0.95% to 2.05%	264,736	6.52 to 5.79	4,160,420	0.23%	10.16% to 8.93%
2009	0.95% to 2.05%	315,151	5.92 to 5.31	4,377,228	0.49%	36.00% to 34.49%
Janus Overseas Fund - Class S (JOS)
2013	0.95% to 1.50%	15,425	12.18 to 11.88	185,541	3.25%	10.78% to 10.17%
2012	0.95% to 1.50%	24,526	11.00 to 10.79	267,822	2.39%	11.03% to 10.41%
2011	0.95% to 1.50%	32,863	9.91 to 9.77	323,703	0.00%	-33.56% to -33.93%
2010	0.95% to 1.50%	32,990	14.91 to 14.79	490,290	0.00%	17.85% to 17.19%
2009	0.95% to 1.50%	13,953	12.65 to 12.62	176,315	0.47%	26.52% to 26.17%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Twenty Fund - Class T (JTF)
2013	0.95% to 1.90%	379,233	$11.27 to 9.88	$16,532,140	0.68%	31.84% to 30.58%
2012	0.95% to 1.90%	420,544	8.55 to 7.56	13,947,114	0.70%	21.15% to 19.99%
2011	0.95% to 1.90%	466,181	7.05 to 6.30	12,669,534	0.07%	-9.06% to -9.93%
2010	0.95% to 1.90%	554,286	7.76 to 7.00	16,144,328	0.24%	5.96% to 4.94%
2009	0.95% to 1.90%	631,933	7.32 to 6.67	17,300,779	0.00%	41.91% to 40.55%
Global Research Fund - Class T (JWF)
2013	1.10% to 1.45%	108,848	8.00 to 7.62	2,113,967	0.50%	26.12% to 25.67%
2012	0.95% to 1.45%	119,817	6.47 to 6.07	1,851,784	1.01%	18.70% to 18.10%
2011	0.95% to 1.45%	136,743	5.45 to 5.14	1,794,282	0.61%	-14.66% to -15.09%
2010	0.95% to 1.45%	159,288	6.39 to 6.05	2,468,371	0.47%	14.52% to 13.94%
2009	0.95% to 1.45%	186,615	5.58 to 5.31	2,543,389	1.21%	36.37% to 35.68%
Global Research Fund - Class S (JWS)
2013	0.95% to 1.65%	15,783	17.78 to 17.22	276,976	0.22%	25.98% to 25.09%
2012	0.95% to 1.65%	16,415	14.11 to 13.76	229,314	0.73%	18.41% to 17.57%
2011	0.95% to 1.65%	16,166	11.92 to 11.71	191,270	0.33%	-14.87% to -15.47%
2010	0.95% to 1.65%	18,742	14.00 to 13.85	261,201	0.11%	15.73% to 14.91%
2009	0.95% to 1.90%	22,694	12.09 to 12.04	274,116	0.29%	20.94% to 20.37%	****
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2013	0.95% to 1.90%	90,667	29.00 to 25.42	2,776,184	0.08%	34.08% to 32.80%
2012	0.95% to 1.90%	91,719	21.63 to 19.14	2,101,085	0.00%	13.97% to 12.87%
2011	0.95% to 1.90%	99,730	18.98 to 16.96	2,010,952	0.00%	-10.95% to -11.80%
2010	0.95% to 1.90%	104,955	21.31 to 19.23	2,383,031	0.00%	22.19% to 21.02%
2009	0.95% to 1.90%	105,658	17.44 to 15.89	1,967,783	0.00%	53.49% to 52.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MFS Strategic Income Fund - Class A (MSI)
2013	1.30%	80,144	$ 18.32	$1,468,519	4.50%	-0.02%
2012	1.30%	85,387	18.33	1,564,949	4.66%	9.27%
2011	1.30%	79,260	16.77	1,329,413	5.00%	2.98%
2010	1.30%	70,649	16.29	1,150,745	5.24%	8.47%
2009	1.30%	69,165	15.02	1,038,632	6.21%	23.35%
Bond Fund - Institutional Service Class (NBF)
2013	0.95% to 2.05%	22,788	19.72 to 16.92	1,304,321	3.32%	-1.29% to -2.39%
2012	0.95% to 2.05%	23,941	19.97 to 17.34	1,436,368	3.50%	7.29% to 6.09%
2011	0.95% to 2.05%	25,913	18.62 to 16.34	1,423,676	3.73%	5.60% to 4.43%
2010	0.95% to 2.05%	27,488	17.63 to 15.65	1,458,334	3.87%	7.08% to 5.89%
2009	0.95% to 2.05%	31,453	16.46 to 14.78	1,432,899	5.56%	14.86% to 13.59%
Bond Index Fund - Class A (NBIXA)
2013	0.95% to 1.50%	23,523	16.40 to 15.23	368,848	2.18%	-3.72% to -4.26%
2012	0.95% to 1.65%	25,593	17.03 to 15.62	418,504	2.40%	2.65% to 1.92%
2011	0.95% to 1.65%	24,974	16.59 to 15.32	398,381	2.84%	6.10% to 5.35%
2010	0.95% to 1.65%	25,410	15.64 to 14.55	384,194	3.31%	4.90% to 4.16%
2009	0.95% to 1.65%	23,438	14.91 to 13.96	339,699	4.07%	4.00% to 3.27%
Fund - Class A (NFA)
2013	0.95% to 1.65%	85,685	13.77 to 13.50	1,169,775	0.97%	28.85% to 27.94%
2012	0.95% to 1.65%	101,501	10.69 to 10.55	1,078,616	1.15%	13.15% to 12.35%
2011	0.95% to 1.65%	123,484	9.45 to 9.39	1,163,324	0.90%	-5.54% to -6.10%	****
Nationwide Fund - Institutional Service Class (NF)
2013	0.95% to 1.65%	32,016	14.10 to 12.80	2,699,788	1.24%	29.20% to 28.28%
2012	0.95% to 1.65%	37,854	10.91 to 9.98	2,267,416	1.39%	13.40% to 12.60%
2011	0.95% to 1.65%	46,198	9.62 to 8.86	2,542,778	1.11%	-0.56% to -1.26%
2010	0.95% to 1.65%	46,193	9.68 to 8.97	2,789,416	0.75%	11.70% to 10.91%
2009	0.95% to 1.65%	51,653	8.66 to 8.09	2,707,092	1.18%	24.62% to 23.74%
Government Bond Fund - Institutional Service Class (NGBF)
2013	0.95% to 1.90%	130,723	17.76 to 15.57	2,460,567	1.11%	-4.34% to -5.26%
2012	0.95% to 1.90%	192,258	18.57 to 16.44	3,791,513	2.03%	2.69% to 1.70%
2011	0.95% to 1.90%	187,137	18.08 to 16.16	3,554,137	2.77%	6.30% to 5.28%
2010	0.95% to 1.90%	212,672	17.01 to 15.35	3,770,750	2.86%	3.96% to 2.96%
2009	0.95% to 1.90%	244,555	16.36 to 14.91	4,180,833	3.73%	2.47% to 1.49%
Nationwide Growth Fund - Institutional Class (NGF)
2013	0.95% to 1.45%	6,320	9.46 to 8.82	349,576	0.48%	29.77% to 29.12%
2012	0.95% to 1.45%	10,666	7.29 to 6.83	326,783	0.56%	12.17% to 11.61%
2011	0.95% to 1.45%	11,617	6.50 to 6.12	364,967	0.00%	-2.72% to -3.21%
2010	0.95% to 1.45%	12,752	6.68 to 6.33	444,748	0.08%	20.63% to 20.02%
2009	0.95% to 1.45%	13,029	5.54 to 5.27	387,412	0.30%	31.89% to 31.22%
International Index Fund - Class A (NIIXA)
2013	1.10% to 1.45%	335	13.53 to 12.91	4,502	2.19%	19.98% to 19.56%
2012	1.10% to 1.45%	492	11.28 to 10.80	5,493	2.54%	16.73% to 16.32%
2011	1.10% to 1.45%	648	9.66 to 9.28	6,158	2.06%	-14.07% to -14.38%
2010	1.10% to 1.45%	1,477	11.24 to 10.84	16,387	2.33%	6.29% to 5.92%
2009	1.10% to 1.90%	1,611	10.58 to 9.81	16,826	2.89%	27.29% to 26.26%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2013	0.95% to 1.65%	97,693	15.66 to 14.26	1,462,006	1.60%	25.05% to 24.16%
2012	0.95% to 1.65%	119,470	12.52 to 11.48	1,436,962	1.82%	14.86% to 14.04%
2011	0.95% to 1.65%	130,269	10.90 to 10.07	1,370,187	1.36%	-5.01% to -5.68%
2010	0.95% to 1.65%	146,892	11.48 to 10.67	1,635,176	1.46%	13.48% to 12.68%
2009	0.95% to 1.65%	166,944	10.12 to 9.47	1,646,518	1.86%	26.06% to 25.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investor Destinations Conservative Fund - Service Class (IDCS)
2013	0.95% to 1.50%	58,486	$14.37 to 13.35	$815,300	1.47%	2.83% to 2.26%
2012	0.95% to 1.60%	66,093	13.97 to 12.89	896,075	1.79%	4.08% to 3.39%
2011	0.95% to 1.60%	82,979	13.42 to 12.47	1,085,216	1.77%	1.91% to 1.24%
2010	0.95% to 1.60%	127,050	13.17 to 12.31	1,642,995	1.79%	4.86% to 4.17%
2009	0.95% to 1.60%	212,475	12.56 to 11.82	2,640,623	2.57%	7.78% to 7.07%
Investor Destinations Moderate Fund - Service Class (IDMS)
2013	0.95% to 1.90%	287,846	15.61 to 13.74	4,302,408	1.53%	14.44% to 13.34%
2012	0.95% to 1.90%	366,259	13.64 to 12.12	4,826,998	1.75%	9.90% to 8.84%
2011	0.95% to 1.90%	400,899	12.41 to 11.13	4,824,358	1.61%	-1.05% to -1.99%
2010	0.95% to 1.90%	434,421	12.54 to 11.36	5,299,735	1.76%	9.68% to 8.63%
2009	0.95% to 1.90%	481,308	11.43 to 10.46	5,384,082	2.24%	17.94% to 16.81%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2013	0.95% to 1.90%	258,330	15.90 to 13.99	3,954,185	1.68%	20.53% to 19.37%
2012	0.95% to 1.90%	267,649	13.19 to 11.72	3,405,974	1.81%	12.73% to 11.64%
2011	0.95% to 1.90%	319,033	11.70 to 10.50	3,622,528	1.48%	-3.12% to -4.05%
2010	0.95% to 1.90%	356,351	12.08 to 10.94	4,193,939	1.69%	11.72% to 10.65%
2009	0.95% to 1.90%	378,369	10.81 to 9.89	3,994,416	2.10%	23.09% to 21.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2013	0.95% to 1.60%	74,480	$15.35 to $ 14.07	$1,095,259	1.43%	8.41% to 7.70%
2012	0.95% to 1.60%	98,732	14.16 to 13.06	1,350,787	1.86%	7.08% to 6.37%
2011	0.95% to 1.60%	105,880	13.22 to 12.28	1,358,685	1.74%	0.99% to 0.33%
2010	0.95% to 1.60%	119,444	13.09 to 12.24	1,524,417	1.94%	7.40% to 6.70%
2009	0.95% to 1.60%	127,996	12.19 to 11.47	1,528,543	2.39%	13.23% to 12.49%
Mid Cap Market Index Fund - Class A (NMCIXA)
2013	0.95% to 1.65%	44,149	24.13 to 21.96	1,031,349	0.75%	31.46% to 30.53%
2012	0.95% to 1.65%	42,441	18.35 to 16.83	753,058	0.86%	16.07% to 15.25%
2011	0.95% to 1.65%	56,719	15.81 to 14.60	871,695	0.55%	-3.73% to -4.41%
2010	0.95% to 1.65%	63,048	16.42 to 15.27	1,011,201	0.77%	24.66% to 23.78%
2009	0.95% to 1.75%	72,630	13.18 to 12.22	937,685	0.87%	35.23% to 34.14%
Money Market Fund - Prime Shares (MMF)
2013	1.30%	332,842	23.43 to 29.69	7,817,587	0.00%	-1.30%
2012	1.30%	364,519	23.74 to 30.08	8,658,809	0.00%	-1.30%
2011	1.30%	351,137	24.05 to 30.48	8,451,515	0.00%	-1.30%
2010	1.30%	364,267	24.37 to 30.88	8,886,266	0.00%	-1.30%
2009	1.30%	388,450	24.69 to 31.28	9,605,483	0.02%	-1.28%
Money Market Fund - Service Class (MMFR)
2013	0.95% to 1.90%	347,174	11.03 to 9.67	3,718,433	0.00%	-0.95% to -1.90%
2012	0.95% to 1.90%	364,191	11.14 to 9.86	3,942,002	0.00%	-0.95% to -1.91%
2011	0.95% to 1.90%	379,129	11.24 to 10.05	4,151,623	0.00%	-0.95% to -1.89%
2010	0.95% to 1.90%	404,615	11.35 to 10.24	4,484,839	0.00%	-0.95% to -1.90%
2009	0.95% to 1.90%	481,353	11.46 to 10.44	5,404,293	0.01%	-0.95% to -1.90%
Nationwide Growth Fund - Class A (NGFA)
2013	0.95% to 1.45%	29,293	19.03 to 18.09	539,660	0.20%	29.29% to 28.64%
2012	0.95% to 1.45%	32,183	14.72 to 14.06	460,749	0.32%	11.87% to 11.30%
2011	0.95% to 1.45%	32,512	13.16 to 12.63	417,301	0.00%	-2.89% to -3.38%
2010	0.95% to 1.45%	37,104	13.55 to 13.07	491,695	0.00%	20.28% to 19.67%
2009	0.95% to 1.45%	34,957	11.26 to 10.92	386,496	0.11%	31.33% to 30.67%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	1.30%	95,124	17.29	1,644,739	1.73%	25.59%
2012	1.30%	92,312	13.77	1,270,859	1.60%	14.39%
2011	1.30%	94,736	12.03	1,140,129	1.77%	-5.18%
2010	1.30%	120,224	12.69	1,525,879	1.65%	13.14%
2009	1.30%	127,979	11.22	1,435,666	1.06%	25.55%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	1.30%	28,612	13.09	374,432	1.64%	3.47%
2012	1.30%	31,472	12.65	398,051	1.96%	3.81%
2011	1.30%	26,297	12.18	320,407	2.28%	1.60%
2010	1.30%	18,103	11.99	217,106	2.48%	4.52%
2009	1.30%	26,698	11.47	306,349	1.81%	7.67%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.95% to 1.45%	183,038	16.49 to 16.11	2,855,822	1.76%	15.52% to 14.94%
2012	0.95% to 1.45%	173,919	14.28 to 14.01	2,357,754	1.49%	9.76% to 9.20%
2011	0.95% to 1.45%	188,919	13.01 to 12.83	2,340,885	2.13%	-0.99% to -1.49%
2010	0.95% to 1.60%	183,117	13.14 to 12.99	2,302,891	1.93%	9.86% to 9.14%
2009	0.95% to 1.60%	151,279	11.96 to 11.90	1,737,400	1.52%	19.58% to 19.04%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	1.30%	188,259	16.70	3,143,922	1.68%	20.79%
2012	1.30%	204,481	13.83	2,827,149	1.63%	12.28%
2011	1.30%	222,295	12.31	2,737,353	2.02%	-3.40%
2010	1.30%	210,735	12.75	2,686,238	1.82%	11.37%
2009	1.30%	190,707	11.45	2,182,798	1.31%	22.78%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	1.30%	66,850	14.49	968,894	1.74%	9.06%
2012	1.30%	68,753	13.29	913,706	1.72%	6.63%
2011	1.30%	64,339	12.46	801,865	2.27%	0.74%
2010	1.30%	58,117	12.37	719,009	2.04%	7.11%
2009	1.30%	42,401	11.55	489,770	1.72%	13.07%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	1.20% to 1.45%	16,610	11.20 to 11.04	185,035	1.04%	19.62% to 19.32%
2012	1.20% to 1.45%	12,862	9.36 to 9.25	119,893	0.39%	14.13% to 13.84%
2011	1.10% to 1.45%	12,851	8.23 to 8.13	105,080	1.26%	-10.62% to -10.93%
2010	1.10% to 1.45%	8,906	9.21 to 9.12	81,599	0.83%	12.55% to 12.16%
2009	1.00% to 1.45%	5,179	8.20 to 8.14	42,321	1.08%	34.75% to 34.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
S&P 500 Index Fund - Service Class (NIXR)
2013	0.95% to 2.05%	241,912	$13.22 to $ 11.35	$3,316,711	1.63%	30.41% to 28.96%
2012	0.95% to 2.05%	245,704	10.14 to 8.80	2,572,395	1.63%	14.24% to 12.97%
2011	0.95% to 2.05%	250,592	8.87 to 7.79	2,289,393	1.42%	0.51% to -0.61%
2010	0.95% to 2.05%	287,834	8.83 to 7.84	2,633,472	1.47%	13.30% to 12.05%
2009	0.95% to 2.05%	286,683	7.79 to 6.99	2,307,596	1.95%	24.77% to 23.38%
Small Cap Index Fund - Class A (NSCIXA)
2013	0.95% to 1.65%	26,501	22.11 to 20.13	564,938	0.89%	36.97% to 36.00%
2012	0.95% to 1.65%	31,779	16.15 to 14.80	495,237	1.32%	14.79% to 13.98%
2011	0.95% to 1.65%	40,467	14.07 to 12.99	552,169	0.56%	-5.56% to -6.23%
2010	0.95% to 1.65%	50,675	14.89 to 13.85	735,314	0.89%	25.20% to 24.32%
2009	0.95% to 1.65%	56,625	11.90 to 11.14	659,475	0.71%	25.14% to 24.25%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	1.30% to 1.40%	15,167	16.40 to 16.32	248,656	2.76%	18.53% to 18.41%
2012	0.95% to 1.35%	7,878	14.01 to 13.81	108,981	2.92%	18.43% to 17.95%
2011	1.20% to 1.35%	5,976	11.75 to 11.71	70,042	3.12%	-13.48% to -13.61%
2010	1.20% to 1.40%	4,737	13.59 to 13.54	64,230	2.18%	5.07% to 4.86%
2009	1.20% to 1.45%	4,132	12.93 to 12.91	53,391	1.28%	29.30% to 29.08%	****
Genesis Fund - Trust Class (NBGST)
2013	0.95% to 1.90%	227,244	43.74 to 38.34	9,834,432	0.30%	35.59% to 34.29%
2012	0.95% to 1.90%	262,029	32.26 to 28.55	8,380,160	0.20%	8.77% to 7.73%
2011	0.95% to 1.90%	307,263	29.66 to 26.50	9,065,232	0.93%	3.61% to 2.62%
2010	0.95% to 1.90%	351,590	28.62 to 25.83	10,053,937	0.00%	20.22% to 19.07%
2009	0.95% to 1.90%	431,654	23.81 to 21.69	10,288,233	0.00%	25.05% to 23.85%
Guardian Fund - Investor Class (NBGF)
2013	1.30%	50,223	33.30	1,672,673	0.53%	37.11%
2012	1.30%	56,334	24.29	1,368,345	1.19%	11.34%
2011	1.30%	64,271	21.82	1,402,100	0.65%	-4.19%
2010	1.30%	69,743	22.77	1,588,094	0.36%	17.96%
2009	1.30%	78,552	19.30	1,516,365	0.54%	28.52%
Guardian Fund - Trust Class (NBGT)
2013	0.95% to 1.45%	10,825	17.97 to 16.77	188,394	0.53%	37.28% to 36.59%
2012	0.95% to 1.45%	13,312	13.09 to 12.28	169,485	1.51%	11.53% to 10.97%
2011	0.95% to 1.45%	13,785	11.74 to 11.06	157,809	0.82%	-3.97% to -4.45%
2010	0.95% to 1.45%	13,494	12.22 to 11.58	160,899	0.37%	18.23% to 17.64%
2009	0.95% to 1.45%	14,316	10.34 to 9.84	144,646	0.59%	28.57% to 27.92%
Large Cap Value Fund: Investor Class (PF)
2013	1.30%	74,102	45.48	3,370,492	1.28%	29.68%
2012	1.30%	75,068	35.07	2,632,946	1.26%	15.43%
2011	1.30%	90,001	30.39	2,734,688	0.39%	-12.42%
2010	1.30%	107,237	34.69	3,720,403	0.13%	13.90%
2009	1.30%	115,319	30.46	3,512,455	0.67%	54.07%
Large Cap Value Fund: Trust Class (NBPT)
2013	0.95% to 1.90%	13,059	17.97 to 15.75	228,011	1.48%	29.84% to 28.60%
2012	0.95% to 1.90%	12,655	13.84 to 12.25	170,621	1.14%	15.70% to 14.58%
2011	0.95% to 1.90%	17,875	11.96 to 10.69	210,308	0.20%	-12.30% to -13.14%
2010	0.95% to 1.90%	21,075	13.64 to 12.31	283,156	0.01%	14.10% to 13.01%
2009	0.95% to 1.90%	22,103	11.95 to 10.89	260,739	0.73%	54.37% to 52.89%
Short Duration Bond Fund - Investor Class (NLMB)
2013	1.30%	43,120	15.06	649,307	1.50%	-0.67%
2012	1.30%	47,472	15.16	719,633	2.03%	2.92%
2011	1.30%	46,949	14.73	691,497	2.74%	-0.59%
2010	1.30%	50,426	14.82	747,087	3.28%	4.59%
2009	1.30%	51,020	14.17	722,722	4.97%	11.88%
Socially Responsive Fund - Trust Class (NBSRT)
2013	0.95% to 1.50%	77,578	19.77 to 18.74	1,495,130	1.14%	36.65% to 35.89%
2012	0.95% to 1.50%	71,799	14.47 to 13.79	1,016,158	0.84%	9.74% to 9.13%
2011	0.95% to 1.50%	85,393	13.19 to 12.64	1,105,899	0.59%	-3.97% to -4.50%
2010	0.95% to 1.50%	91,353	13.73 to 13.23	1,236,454	0.17%	21.40% to 20.72%
2009	0.95% to 1.50%	91,835	11.31 to 10.96	1,027,469	0.40%	29.10% to 28.39%
Capital Appreciation Fund- Class A (OCAF)
2013	0.95% to 1.80%	103,151	11.20 to 9.99	1,119,015	0.04%	28.01% to 26.91%
2012	0.95% to 1.80%	110,486	8.75 to 7.87	939,343	0.56%	12.61% to 11.64%
2011	0.95% to 1.80%	147,006	7.77 to 7.05	1,117,282	0.16%	-2.51% to -3.34%
2010	0.95% to 1.80%	177,028	7.97 to 7.30	1,384,023	0.00%	8.11% to 7.18%
2009	0.95% to 1.80%	204,982	7.37 to 6.81	1,484,634	0.00%	42.22% to 41.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Fund- Class A (OGF)
2013	0.95% to 1.90%	97,610	$18.36 to $ 16.10	$4,604,633	0.80%	25.57% to 24.37%
2012	0.95% to 1.90%	114,778	14.62 to 12.94	4,154,982	0.99%	19.60% to 18.45%
2011	0.95% to 1.90%	134,697	12.23 to 10.93	4,119,651	1.61%	-9.56% to -10.43%
2010	0.95% to 1.90%	159,326	13.52 to 12.20	5,405,188	0.84%	14.58% to 13.48%
2009	0.95% to 1.90%	204,845	11.80 to 10.75	5,832,080	0.60%	37.88% to 36.56%
Global Strategic Income Fund - Class A (OSI)
2013	0.95% to 1.60%	54,716	20.98 to 19.23	1,121,873	5.01%	-1.31% to -1.96%
2012	0.95% to 1.60%	99,234	21.26 to 19.61	2,076,433	5.70%	12.41% to 11.67%
2011	0.95% to 1.60%	65,655	18.91 to 17.56	1,218,033	6.11%	-0.07% to -0.72%
2010	0.95% to 1.60%	97,222	18.92 to 17.69	1,817,449	6.47%	14.86% to 14.10%
2009	0.95% to 1.60%	62,556	16.47 to 15.50	1,011,659	6.74%	20.93% to 20.14%
PIMCO Total Return Fund - Class A (PMTRA)
2013	0.95% to 1.80%	135,767	19.86 to 17.72	2,603,418	2.04%	-3.23% to -4.06%
2012	0.95% to 1.80%	157,933	20.52 to 18.47	3,136,611	3.78%	8.89% to 7.96%
2011	0.95% to 1.80%	174,563	18.85 to 17.11	3,198,201	3.47%	2.76% to 1.88%
2010	0.95% to 1.80%	231,006	18.34 to 16.79	4,147,110	2.67%	7.33% to 6.41%
2009	0.95% to 1.80%	241,882	17.09 to 15.78	4,057,102	5.14%	12.24% to 11.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class IV (ACVI4)
2013	0.95% to 1.65%	86,094	$18.63 to 17.39	$1,551,215	1.61%	21.09% to 20.23%
2012	0.95% to 1.65%	96,679	15.38 to 14.46	1,443,632	0.72%	19.85% to 19.01%
2011	0.95% to 1.65%	115,080	12.83 to 12.15	1,439,054	1.21%	-13.02% to -13.64%
2010	0.95% to 1.65%	123,221	14.75 to 14.07	1,778,071	2.27%	12.06% to 11.27%
2009	0.95% to 1.65%	145,746	13.17 to 12.65	1,885,079	2.03%	32.36% to 31.42%
Capital & Income Fund (FCI)
2013	1.30%	2,945	128.39	378,121	4.89%	8.28%
2012	1.30%	3,635	118.57	431,016	5.56%	14.90%
2011	1.30%	4,043	103.20	417,231	5.94%	-3.18%
2010	1.30%	4,434	106.59	472,618	6.92%	15.61%
2009	1.30%	4,474	92.20	412,496	8.24%	69.91%
Equity-Income Fund (FEI)
2013	1.30%	45,454	136.67	6,212,069	2.36%	26.03%
2012	1.30%	48,465	108.44	5,255,711	2.89%	15.71%
2011	1.30%	53,403	93.72	5,005,078	1.99%	-5.92%
2010	1.30%	57,518	99.62	5,729,677	1.82%	13.63%
2009	1.30%	61,956	87.66	5,431,364	2.08%	27.85%
High Income Portfolio - Initial Class (FHIP)
2013	1.30%	69	38.11	2,630	3.24%	4.57%
2012	1.30%	542	36.45	19,753	5.47%	12.74%
2011	1.30%	870	32.33	28,124	6.94%	2.68%
2010	1.30%	870	31.48	27,390	7.93%	12.34%
2009	1.30%	871	28.02	24,408	8.31%	42.09%
Magellan(R) Fund (FMG)
2013	1.30%	202,330	37.74	7,635,248	0.77%	33.54%
2012	1.30%	218,594	28.26	6,177,252	1.36%	16.45%
2011	1.30%	242,476	24.27	5,884,062	0.55%	-12.70%
2010	1.30%	280,361	27.80	7,793,238	0.80%	10.95%
2009	1.30%	317,718	25.05	7,960,286	0.66%	39.30%
Puritan Fund (FPR)
2013	1.30%	129,234	45.40	5,867,321	1.60%	18.77%
2012	1.30%	132,343	38.23	5,058,816	1.83%	12.30%
2011	1.30%	144,530	34.04	4,919,416	1.85%	-0.63%
2010	1.30%	162,391	34.25	5,562,637	2.25%	12.56%
2009	1.30%	174,283	30.43	5,303,824	2.92%	25.04%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2013	0.95% to 1.65%	128,389	17.18 to 16.05	2,136,165	1.26%	28.92% to 28.01%
2012	0.95% to 1.65%	119,109	13.33 to 12.54	1,543,414	1.70%	19.30% to 18.46%
2011	0.95% to 1.65%	130,332	11.17 to 10.58	1,421,543	1.13%	-18.17% to -18.75%
2010	0.95% to 1.65%	156,507	13.65 to 13.02	2,098,261	1.22%	11.75% to 10.97%
2009	0.95% to 1.65%	175,129	12.22 to 11.74	2,106,532	1.99%	25.00% to 24.12%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.95% to 1.65%	157,373	18.86 to 17.61	2,875,486	2.23%	21.81% to 20.95%
2012	0.95% to 1.65%	170,387	15.48 to 14.56	2,565,261	3.01%	17.18% to 16.35%
2011	0.95% to 1.65%	175,889	13.21 to 12.52	2,267,853	1.67%	-11.53% to -12.15%
2010	0.95% to 1.65%	195,587	14.94 to 14.25	2,859,903	1.77%	7.38% to 6.62%
2009	0.95% to 1.65%	231,595	13.91 to 13.36	3,163,292	3.39%	35.89% to 34.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Class 4 (OVGS4)
2013	0.95% to 1.90%	285,500	$20.38 to $ 18.57	$5,644,749	1.19%	25.80% to 24.59%
2012	0.95% to 1.90%	298,933	16.20 to 14.90	4,712,644	1.83%	19.80% to 18.65%
2011	0.95% to 1.90%	361,436	13.52 to 12.56	4,779,432	1.04%	-9.36% to - 10.23%
2010	0.95% to 1.90%	377,372	14.92 to 13.99	5,522,913	1.24%	14.57% to 13.47%
2009	0.95% to 1.90%	418,147	13.02 to 12.33	5,359,597	1.84%	38.06% to 36.73%
Voyager Fund - Class A (PVF)
2013	0.95% to 1.50%	11,766	22.12 to 20.84	254,371	0.90%	42.56% to 41.77%
2012	0.95% to 1.50%	13,414	15.51 to 14.70	204,498	1.12%	13.30% to 12.67%
2011	0.95% to 1.50%	16,236	13.69 to 13.05	218,814	0.00%	-18.54% to - 18.99%
2010	0.95% to 1.60%	14,066	16.81 to 15.98	232,746	0.43%	19.46% to 18.68%
2009	0.95% to 1.60%	11,311	14.07 to 13.47	157,004	1.79%	62.42% to 61.36%
Putnam International Equity Fund - Class A (PUIGA)
2013	1.45% to 1.50%	265	19.89 to 19.78	5,269	0.80%	26.09% to 26.02%
2012	1.45% to 1.50%	265	15.77 to 15.69	4,179	1.05%	19.96% to 19.90%
2011	1.45% to 1.50%	265	13.15 to 13.09	3,484	4.87%	-16.76% to - 16.80%
2010	1.45% to 1.50%	265	15.79 to 15.73	4,185	2.24%	8.50% to 8.44%
2009	1.45% to 1.50%	265	14.56 to 14.51	3,857	2.66%	23.45% to 23.39%
Virtus Balanced Fund: Class A (PBF)
2013	1.30%	31,246	28.15	879,568	1.88%	13.94%
2012	1.30%	39,829	24.71	984,015	1.35%	10.63%
2011	1.30%	32,704	22.33	730,325	1.61%	0.16%
2010	1.30%	30,840	22.29	687,576	1.77%	10.37%
2009	1.30%	33,587	20.20	678,463	2.50%	21.77%
Advisors Small Cap Fund - Class A (WRASCA)
2013	0.95% to 1.60%	28,978	30.32 to 28.26	859,477	0.00%	40.82% to 39.89%
2012	0.95% to 1.60%	30,231	21.53 to 20.20	638,151	0.00%	14.07% to 13.32%
2011	0.95% to 1.60%	39,469	18.87 to 17.83	733,794	0.00%	-6.39% to -7.00%
2010	0.95% to 1.60%	36,223	20.16 to 19.17	719,153	0.00%	34.65% to 33.77%
2009	0.95% to 1.60%	17,748	14.97 to 14.33	261,564	0.00%	41.61% to 40.68%
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)
2013	0.95% to 1.90%	88,780	24.98 to 21.90	2,740,531	0.00%	28.04% to 26.81%
2012	0.95% to 1.90%	95,925	19.51 to 17.27	2,347,964	0.00%	17.15% to 16.03%
2011	0.95% to 1.90%	110,822	16.66 to 14.88	2,298,734	0.00%	-3.40% to -4.33%
2010	0.95% to 1.90%	129,509	17.24 to 15.56	2,797,735	0.00%	23.71% to 22.52%
2009	0.95% to 1.90%	147,479	13.94 to 12.70	2,542,019	0.13%	39.94% to 38.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds - Enterprise Fund - Investor Class (SE)
2013	0.95% to 1.50%	14,415	$17.30 to 17.08	$247,696	0.00%	40.81% to 40.03%
2012	0.95% to 1.50%	12,484	12.29 to 12.20	152,765	0.00%	14.36% to 13.73%
2011	0.95% to 1.50%	17,678	10.74 to 10.72	189,679	0.00%	7.44% to 7.23%	****
Advantage Growth Fund - Investor Class (SGR)
2013	0.95% to 1.50%	47,709	28.14 to 26.59	1,311,494	0.00%	31.78% to 31.05%
2012	0.95% to 1.50%	46,200	21.35 to 20.29	963,531	0.00%	15.45% to 14.81%
2011	0.95% to 1.50%	52,250	18.49 to 17.67	946,938	0.00%	6.86% to 6.27%
2010	0.95% to 1.50%	38,693	17.31 to 16.63	655,129	0.00%	24.95% to 24.25%
2009	0.95% to 1.50%	39,201	13.85 to 13.38	532,935	0.00%	45.93% to 45.12%
Advantage - Large Cap Core - Investor Class (WFLCCI)
2013	0.95% to 1.45%	5,621	18.38 to 18.06	103,032	0.75%	37.56% to 36.87%
2012	0.95% to 1.45%	3,176	13.36 to 13.20	42,214	0.34%	15.46% to 14.88%
2011	0.95% to 1.60%	8,506	11.57 to 11.46	98,073	0.52%	-1.07% to -1.72%
2010	0.95% to 1.60%	9,306	11.70 to 11.66	108,736	0.37%	16.98% to 16.63%	****
Advantage Large Cap Growth Fund - Investor Class (STR)
2013	1.30%	56,407	39.95	2,253,401	0.00%	32.55%
2012	1.30%	55,062	30.14	1,659,528	0.00%	11.03%
2011	1.30%	54,404	27.15	1,476,856	0.00%	1.56%
2010	1.30%	59,749	26.73	1,596,983	0.00%	15.24%
2009	1.30%	63,733	23.19	1,478,149	0.08%	34.69%
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
2013	1.30%	68,031	12.00	816,297	0.69%	19.99%	****
Emerging Leaders Fund (obsolete) (DEL)
2010	1.20% to 1.25%	1,007	10.35 to 10.29	10,409	0.02%	27.34% to 27.28%
2009	1.20% to 1.25%	1,006	8.13 to 8.09	8,159	0.21%	20.37% to 20.31%
Equity Value Fund - Administrative Class (obsolete) (WFEVAD)
2012	1.30%	55,010	12.01	660,879	1.51%	15.68%
2011	1.30%	63,766	10.39	662,236	0.49%	3.85%	****
Champion Income Fund - Class A (obsolete) (OCHI)
2011	0.95% to 1.45%	112,498	3.66 to 3.50	410,080	7.92%	-3.34% to -3.82%
2010	0.95% to 1.45%	16,640	3.79 to 3.64	61,231	9.74%	12.73% to 12.16%
2009	0.95% to 1.45%	21,838	3.36 to 3.25	71,469	10.01%	19.15% to 18.55%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds(R) - Large Company Core Fund - Investor Class (obsolete) (SGI)
2009	0.95% to 1.60%	17,526	$6.62 to $ 6.23	$113,643	0.53%	37.61% to 36.70%
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (obsolete) (WFMCGZ)
2010	0.95% to 1.50%	14,359	14.66 to 14.20	206,183	0.00%	19.69% to 19.03%
2009	0.95% to 1.50%	23,273	12.24 to 11.93	281,446	0.00%	52.55% to 51.70%
Basic Balanced Fund - Investor Class (obsolete) (ABBLI)
2010	0.95% to 2.05%	10,213	9.90 to 9.31	99,144	1.19%	6.81% to 5.62%
2009	0.95% to 2.05%	14,367	9.27 to 8.82	131,483	1.90%	33.47% to 31.98%
Advantage - Classic Value - Administrative Class (obsolete) (EIG)
2010	1.30%	28,914	25.65	741,586	1.06%	12.30%
2009	1.30%	30,885	22.84	705,382	1.27%	24.68%
Large Cap Blend Fund - Common Class (obsolete) (CSLCBC)
2010	1.30%	153,595	10.62	1,631,092	0.31%	6.19%	****
Mid-Cap Core Fund - Common Class (obsolete) (WPEG)
2009	1.30%	108,609	14.06	1,527,404	0.76%	33.80%
Nationwide Large Cap Value Fund - Class A (obsolete) (PRLVA)
2010	0.95% to 1.65%	109,173	13.84 to 12.83	1,442,584	0.59%	11.20% to 10.41%
2009	0.95% to 1.65%	122,770	12.45 to 11.62	1,463,405	1.25%	17.39% to 16.56%
Van Kampen Real Estate Securities Fund - Class A (obsolete) (VKRES)
2010	0.95% to 1.90%	43,139	21.27 to 19.76	900,144	1.13%	23.57% to 22.38%
2009	0.95% to 1.90%	52,866	17.22 to 16.14	896,072	1.75%	27.29% to 26.07%
Dynamics Fund - Investor Class (obsolete) (IDF)
2012	0.95% to 1.65%	287,119	7.78 to 7.11	3,399,521	0.93%	11.83% to 11.04%
2011	0.95% to 1.65%	355,806	6.96 to 6.40	3,663,275	2.68%	-5.31% to -5.97%
2010	0.95% to 1.65%	356,879	7.35 to 6.81	3,933,835	0.00%	22.29% to 21.43%
2009	0.95% to 1.65%	414,502	6.01 to 5.61	3,660,750	0.00%	41.51% to 40.51%

2013	Reserves for annuity contracts in payout phase:			1,381
2013	Contract owners equity:			$221,700,393
2012	Reserves for annuity contracts in payout phase:			1,201
2012	Contract owners equity:			$199,400,854
2011	Reserves for annuity contracts in payout phase:			1,138
2011	Contract owners equity:			$195,852,523
2010	Reserves for annuity contracts in payout phase:			1,327
2010	Contract owners equity:			$225,817,512
2009	Reserves for annuity contracts in payout phase:			44,895
2009	Contract owners equity:			$226,799,748

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.